united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300, Indianapolis, IN 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-223-2703

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Item 1. Schedule of Investments.

Global Atlantic American Funds® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value
	VARIABLE INSURANCE TRUSTS - 95.3%
	DEBT FUNDS - 33.4%
1,335,257	American Funds Insurance - Mortgage Fund - Class I	$13,739,796
4,108,304	American Funds Insurance Series® - Bond Fund - Class 1	43,506,938
1,930,347	American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund - Class I	22,874,615
		80,121,349
	EQUITY FUNDS - 61.9%
2,980,350	American Funds Insurance Series® - Blue Chip Income and Growth Fund - Class 1	43,334,286
1,669,395	American Funds Insurance Series® - Global Growth and Income Fund - Class 1	25,141,094
264,327	American Funds Insurance Series® - Global Small Capitalization Fund- Class 1	6,856,644
308,061	American Funds Insurance Series® - Growth Fund - Class 1	25,205,511
653,621	American Funds Insurance Series® - Growth-Income Fund - Class 1	34,275,897
450,579	American Funds Insurance Series® - International Fund - Class 1	9,133,225
196,352	American Funds Insurance Series® - New World Fund - Class 1	4,582,865
		148,529,522
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $211,472,840)	228,650,871

	SHORT-TERM INVESTMENTS - 0.0% *
	MONEY MARKET FUND - 0.0% *
12,250	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $12,250)	12,250

	TOTAL INVESTMENTS - 95.3% (Cost - $211,485,090)	$228,663,121
	OTHER ASSETS LESS LIABILITIES - NET - 4.7%	11,345,571
	TOTAL NET ASSETS - 100.0%	$240,008,692

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at September 30, 2018.

Global Atlantic Balanced Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 95.2%
	DEBT FUNDS - 46.0%
101,892	iShares 1-3 Year Treasury Bond ETF	$8,466,206
184,377	iShares Core U.S. Aggregate Bond ETF	19,455,461
12,965	iShares iBoxx High Yield Corporate Bond ETF	1,120,694
6,275	iShares JP Morgan USD Emerging Markets Bond ETF	676,508
239,308	iShares Short-Term Corporate Bond ETF	12,403,334
		42,122,203
	EQUITY FUNDS - 49.2%
119,463	iShares Core MSCI EAFE ETF	7,655,189
16,096	iShares Core MSCI Emerging Markets ETF	833,451
72,255	iShares Core S&P 500 ETF	21,151,206
26,489	iShares Core S&P Mid-Cap ETF	5,331,971
34,188	iShares Core S&P Small-Cap ETF	2,982,561
43,822	iShares MSCI Japan ETF	2,639,399
27,205	iShares Russell 1000 ETF	4,399,321
		44,993,098
	TOTAL EXCHANGE TRADED FUNDS (Cost - $76,857,441)	87,115,301

	SHORT-TERM INVESTMENT - 0.0% *
	MONEY MARKET FUND - 0.0% *
9,246	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $9,246)	9,246

	TOTAL INVESTMENTS - 95.2% (Cost - $76,866,687)	$87,124,547
	OTHER ASSETS LESS LIABILITIES - NET - 4.8%	4,408,754
	TOTAL NET ASSETS - 100.0%	$91,533,301

ETF - Exchange Traded Fund

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at September 30, 2018.

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value
	VARIABLE INSURANCE TRUST - 95.2%
	ASSET ALLOCATION FUND - 95.2%
14,984,567	BlackRock Global Allocation V.I. Fund - Class 1 (Cost - $250,240,985)	$256,685,640

	SHORT-TERM INVESTMENTS - 0.0% *
	MONEY MARKET FUND - 0.0% *
26,232	Fidelity Investments Money Market Funds - Government Portfolio Institutional Class to yield 1.92% (a)(Cost - $26,232)	26,232

	TOTAL INVESTMENTS - 95.2% (Cost - $250,267,217)	$256,711,872
	OTHER ASSETS LESS LIABILITIES - NET - 4.8%	12,956,432
	TOTAL NET ASSETS - 100.0%	$269,668,304

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at September 30, 2018.

Global Atlantic Franklin Dividend & Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 71.2%
	AEROSPACE/DEFENSE - 3.6%
400	Boeing Co. (The)	$148,760
24,670	General Dynamics Corp.	5,050,442
3,700	Raytheon Co.	764,642
33,200	United Technologies Corp.	4,641,692
		10,605,536
	AGRICULTURE - 1.1%
46,700	Bunge Ltd.	3,208,757

	APPAREL - 1.4%
50,440	NIKE, Inc.	4,273,277

	BEVERAGES - 1.1%
29,300	PepsiCo, Inc.	3,275,740

	BUILDING MATERIALS - 1.0%
80,775	Johnson Controls International PLC	2,827,125

	CHEMICALS - 7.2%
35,100	Air Products & Chemicals, Inc.	5,863,455
80,300	Albemarle Corp.	8,012,334
42,350	Praxair, Inc.	6,806,916
15,350	Versum Materials, Inc.	552,753
		21,235,458
	COMMERCIAL SERVICES - 2.4%
18,100	Cintas Corp.	3,580,361
15,700	Ecolab, Inc.	2,461,446
20,400	Matthews International Corp.	1,023,060
		7,064,867
	COMPUTERS - 2.5%
42,900	Accenture PLC - Cl. A	7,301,580

	COSMETICS/PERSONAL CARE - 1.9%
41,566	Colgate-Palmolive Co.	2,782,844
33,600	Procter & Gamble Co. (The)	2,796,528
		5,579,372
	DISTRIBUTION/WHOLESALE - 0.8%
6,500	WW Grainger, Inc.	2,323,165

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
21,690	Visa, Inc. - Cl. A	3,255,452

	ELECTRONICS - 3.3%
49,060	Honeywell International, Inc.	8,163,584
61,270	nVent Electric PLC	1,664,093
		9,827,677
	ENVIRONMENTAL CONTROL - 0.8%
57,270	Pentair PLC	2,482,654

	FOOD - 1.0%
23,260	McCormick & Co., Inc. (The)	3,064,505

	HEALTHCARE-PRODUCTS - 10.4%
62,200	Abbott Laboratories	4,562,992
30,300	Becton Dickinson and Co.	7,908,300
30,200	Dentsply Sirona, Inc.	1,139,748
65,000	Medtronic PLC	6,394,050
44,100	Stryker Corp.	7,835,688
25,000	West Pharmaceutical Services, Inc.	3,086,750
		30,927,528
	INSURANCE - 1.3%
42,500	Aflac, Inc.	2,000,475
14,793	Chubb Ltd.	1,976,937
		3,977,412
	IRON/STEEL - 0.6%
29,410	Nucor Corp.	1,866,064

	MACHINERY-DIVERSIFIED - 4.2%
46,200	Dover Corp.	4,090,086
28,340	Roper Technologies, Inc.	8,394,591
		12,484,677
	MEDIA - 0.3%
14,740	John Wiley & Sons, Inc.	893,244

	MISCELLANEOUS MANUFACTURING - 1.5%
21,480	Carlisle Cos, Inc.	2,616,264
32,729	Donaldson Co., Inc.	1,906,792
		4,523,056
	OIL & GAS - 2.9%
9,900	Chevron Corp.	1,210,572
20,900	EOG Resources, Inc.	2,666,213
22,300	Exxon Mobil Corp.	1,895,946
33,200	Occidental Petroleum Corp.	2,728,044
		8,500,775
	OIL & GAS SERVICES - 1.2%
29,100	Apergy Corp. *	1,267,596
38,000	Schlumberger Ltd.	2,314,960
		3,582,556
	PHARMACEUTICALS - 3.7%
21,660	AbbVie, Inc.	2,048,603
27,990	CVS Health Corp.	2,203,373
33,800	Johnson & Johnson	4,670,146
18,100	Perrigo Co. PLC	1,281,480
21,200	Roche Holding AG - ADR	639,392
		10,842,994
	RETAIL - 7.2%
51,690	Gap, Inc. (The)	1,491,256
20,770	McDonald’s Corp.	3,474,613
45,600	Ross Stores, Inc.	4,518,960
19,600	Target Corp.	1,728,916
23,700	Tiffany & Co.	3,056,589
33,270	Walgreens Boots Alliance, Inc.	2,425,383
28,400	Wal-Mart, Inc.	2,667,044
22,200	Yum! Brands, Inc.	2,018,202
		21,380,963
	SEMICONDUCTORS - 4.4%
65,171	Analog Devices, Inc.	6,025,711
65,100	Texas Instruments, Inc.	6,984,579
		13,010,290
	SOFTWARE - 3.4%
89,410	Microsoft Corp.	10,225,822

	TRANSPORTATION - 0.9%
22,710	United Parcel Service, Inc.	2,651,393

	TOTAL COMMON STOCKS (Cost - $149,571,701)	211,191,939

Principal Amount
	ASSET BACKED SECURITIES - 6.0%
$300,000	Alinea CLO 2018-1 Ltd. 3 Month LIBOR + 1.65 (a) ^	3.957	7/20/2031	296,935
400,000	AMMC CLO XI Ltd. 3 Month LIBOR + 1.90 (a) ^	4.239	4/30/2031	399,680
300,000	AMMC CLO 21 Ltd. 3 Month LIBOR + 2.10 (a) ^	4.449	11/2/2030	300,316
250,000	Antares CLO 2018-1 Ltd. 3 Month LIBOR + 1.65 (a) ^	4.104	4/20/2031	249,989
300,000	Atrium XIV LLC 3 Month LIBOR + 1.45 (a) ^	3.760	8/23/2030	299,505
150,000	Bellemeade RE 2018-1 Ltd. 1 Month LIBOR + 1.60 (a) ^	3.816	4/25/2028	150,752
250,000	BlueMountain CLO 2014-2 Ltd. 3 Month LIBOR + 1.40 (a) ^	0.000	10/20/2030	250,000
200,000	BlueMountain Fuji US CLO II Ltd. 3 Month LIBOR + 2.15 (a) ^	4.509	10/20/2030	200,198
250,000	Carlyle Global Market Strategies CLO 2015-1 3 Month LIBOR + 2.20 (a) ^	4.539	10/15/2031	250,000
1,000,000	Carlyle Global Market Strategies CLO 2015-2 3 Month LIBOR + 0.78 (a) ^	3.117	4/27/2027	996,865
200,000	Carlyle Global Market Strategies CLO 2017-4 3 Month LIBOR + 2.80 (a) ^	5.139	1/15/2030	197,897
250,000	CD 2016-CD2 Mortgage Trust ^	3.526	11/10/2049	245,737
220,000	CIM Trust 2018-INV1 (a) ^	4.000	8/25/2048	218,678
325,197	Colony American Homes 2015-1 1 Month LIBOR + 1.20 (a) ^	3.331	7/17/2032	325,916
160,000	DBCG 2017-BBG Mortgage Trust 1 Month LIBOR + 0.70 (a) ^	2.858	6/15/2034	159,946
300,000	Dryden 50 Senior Loan Fund 3 Month LIBOR + 2.25 (a) ^	4.589	7/15/2030	300,868
300,000	Dryden 64 CLO Ltd. 3 Month LIBOR + 2.65 (a) ^	4.869	4/18/2031	296,750
250,000	Eleven Madison Trust 2015-11MD Mortgage Trust (a) ^	3.673	9/10/2035	247,498
250,000	Ellington CLO III Ltd. 3 Month LIBOR + 1.65 (a) ^	3.953	7/20/2030	249,693
68,738	Emerson Park CLO Ltd. 3 Month LIBOR + 0.98 (a) ^	3.319	7/15/2025	68,740
230,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.60 ^	4.816	5/25/2024	244,636
258,761	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.60 ^	4.816	5/25/2024	274,439
308,627	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.90 ^	5.116	7/25/2024	329,520
307,491	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 3.00 ^	5.216	7/25/2024	330,451
154,660	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.00 ^	6.216	5/25/2025	170,089
194,584	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.00 ^	6.216	5/25/2025	209,683
349,783	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.90 ^	7.116	11/25/2024	400,944
223,393	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.00 ^	7.216	7/25/2025	254,616
182,514	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.00 ^	7.216	7/25/2025	203,170
130,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.75 ^	7.966	7/25/2029	157,536
300,000	Flagship CLO 3 Month LIBOR + 0.85 (a) ^	3.189	1/16/2026	299,352
250,000	Flagship CLO 3 Month LIBOR + 3.05 (a) ^	5.389	1/16/2026	249,992
350,000	Freddie Mac - STACR 1 Month LIBOR + 3.25 ^	5.466	5/25/2025	392,385
300,000	Freddie Mac - STACR 1 Month LIBOR + 3.80 ^	6.016	3/25/2025	320,195
300,000	Freddie Mac - STACR 1 Month LIBOR + 3.90 ^	6.116	12/25/2027	330,776
453,303	Freddie Mac - STACR 1 Month LIBOR + 4.00 ^	6.216	8/25/2024	496,584
245,126	Freddie Mac - STACR 1 Month LIBOR + 4.15 ^	6.366	1/25/2025	264,116
250,000	Freddie Mac - STACR 1 Month LIBOR + 5.15 ^	7.366	11/25/2028	297,138
650,000	Freddie Mac - STACR 1 Month LIBOR + 5.55 ^	7.766	7/25/2028	786,532
200,000	Gilbert Park CLO Ltd. 3 Month LIBOR + 2.95 (a) ^	5.289	10/15/2030	198,638
250,000	Halcyon Loan Advisors Funding 2018-1 Ltd. 3 Month LIBOR + 1.80 (a) ^	4.183	7/20/2031	249,962
200,000	Hayfin Kingsland IX Ltd. 3 Month LIBOR + 1.80 (a) ^	4.139	4/28/2031	200,632
159,109	Invitation Homes Trust 2017-SFR2 1 Month LIBOR + 0.85 (a) ^	3.008	12/17/2036	159,506
500,000	LCM XXV Ltd. 3 Month LIBOR + 2.30 (a) ^	4.647	7/20/2030	501,139
918,000	Madison Park Funding XXVII Ltd. 3 Month LIBOR + 1.13 (a) ^	3.477	4/20/2030	917,985
226,737	Mill City Mortgage Loan Trust 2016-1 (a) ^	2.500	4/25/2057	222,094
300,000	Neuberger Berman CLO XXII Ltd. 3 Month LIBOR + 1.40 (a) ^	3.849	10/17/2030	300,000
649,000	Neuberger Berman Loan Advisers CLO 27 Ltd. 3 Month LIBOR + 1.10 (a) ^	3.439	1/15/2030	646,235
200,000	NZCG Funding Ltd. 3 Month LIBOR + 1.55 (a) ^	3.861	2/26/2031	199,719
250,000	Octagon Investment Partners XXIII Ltd. 3 Month LIBOR + 1.85 (a) ^	4.189	7/15/2027	249,793
300,000	Octagon Investment Partners 33 Ltd. 3 Month LIBOR + 1.50 (a) ^	3.848	1/20/2031	299,021
100,000	Octagon Investment Partners 33 Ltd. 3 Month LIBOR + 2.75 (a) ^	5.097	1/20/2031	98,939
500,000	Octagon Investment Partners 35 Ltd. 3 Month LIBOR + 1.10 (a) ^	3.448	1/20/2031	498,777
250,000	Race Point X CLO Ltd. 3 Month LIBOR + 1.65 (a) ^	3.985	7/25/2031	249,995
150,000	Radnor RE 2018-1 Ltd. 1 Month LIBOR + 1.40 (a) ^	3.616	3/25/2028	150,284
100,000	TCI-Flatiron CLO 2017-1 Ltd. 3 Month LIBOR + 2.75 (a) ^	5.062	11/17/2030	98,957
231,264	Towd Point Mortgage Trust (a) ^	2.750	11/25/2060	230,067
247,505	Towd Point Mortgage Trust 2016-4 (a) ^	2.250	7/25/2056	244,504
230,559	Towd Point Mortgage Trust 2017-2 (a) ^	2.750	4/25/2057	229,994
156,174	Towd Point Mortgage Trust 2017-3 (a) ^	2.750	7/25/2057	153,654
250,000	Voya CLO 2014-1 Ltd. 3 Month LIBOR + 2.80 (a) ^	5.133	4/18/2031	248,214
	TOTAL ASSET BACKED SECURITIES (Cost - $17,748,016)			18,066,226

	CORPORATE BONDS - 8.6%
	AEROSPACE/DEFENSE - 0.2%
300,000	Lockheed Martin Corp.	4.700	5/15/2046	319,814
100,000	United Technologies Corp.	7.500	9/15/2029	126,716
				446,530
	AGRICULTURE - 0.1%
300,000	Reynolds American, Inc.	5.700	8/15/2035	320,416

	AUTO PARTS & EQUIPMENT - 0.1%
200,000	Aptiv Corp.	4.150	3/15/2024	200,396

	BANKS - 2.1%
300,000	Banca Monte Dei Paschi di Siena SpA	2.125	11/26/2025	356,902
700,000	Bank of America Corp.	3.500	4/19/2026	676,769
300,000	Barclays PLC	4.375	9/11/2024	289,278
700,000	Capital One Financial Corp.	3.200	2/5/2025	658,679
600,000	Citigroup, Inc.	3.400	5/1/2026	570,256
500,000	Goldman Sachs Group, Inc. (The)	3.750	2/25/2026	485,832
400,000	HSBC Holdings PLC	4.300	3/8/2026	398,263
200,000	ICICI Bank Ltd. (a)	3.800	12/14/2027	179,704
250,000	Industrial & Commercial Bank of China Ltd.	2.957	11/8/2022	240,223
100,000	Intesa Sanpaolo SpA (a)	6.500	2/24/2021	103,506
500,000	JPMorgan Chase & Co.	3.200	6/15/2026	473,941
300,000	JPMorgan Chase & Co.	3.250	9/23/2022	297,347
500,000	Morgan Stanley	3.875	1/27/2026	491,482
200,000	Turkiye Vakiflar Bankasi TAO	2.375	5/4/2021	220,914
400,000	Wells Fargo & Co.	2.500	3/4/2021	391,757
500,000	Wells Fargo & Co.	3.000	4/22/2026	465,310
				6,300,163
	BEVERAGES - 0.2%
500,000	Anheuser-Busch InBev Finance, Inc.	3.650	2/1/2026	485,848

	BIOTECHNOLOGY - 0.1%
200,000	Biogen, Inc.	5.200	9/15/2045	212,198
100,000	Celgene Corp.	3.450	11/15/2027	93,354
				305,552
	CHEMICALS - 0.1%
100,000	Chemours Co.	5.375	5/15/2027	96,430
300,000	LYB International Finance BV	4.000	7/15/2023	300,267
				396,697
	COAL - 0.0% **
100,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (a)	7.500	6/15/2025	103,000

	COMMERCIAL SERVICES - 0.0% **
100,000	IHS Markit Ltd. (a)	4.000	3/1/2026	95,687

	COMPUTERS - 0.1%
100,000	Dell International LLC (a)	3.480	6/1/2019	100,253
200,000	West Corp. (a)	8.500	10/15/2025	183,500
				283,753
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
200,000	Navient Corp.	6.750	6/25/2025	200,750
100,000	Tempo Acquisition LLC (a)	6.750	6/1/2025	97,250
				298,000

	ELECTRIC - 1.1%
400,000	Calpine Corp.	5.375	1/15/2023	378,000
200,000	Colbun SA (a)	3.950	10/11/2027	190,125
400,000	Dominion Energy, Inc.	3.900	10/1/2025	393,525
100,000	Duke Energy Carolinas LLC	6.100	6/1/2037	121,226
100,000	Duke Energy Indiana LLC	3.750	7/15/2020	101,115
400,000	Electricite De France SA 10 Year Swap Rate + 3.709 (a) ^	5.250	1/29/2049	400,000
200,000	Israel Electric Corp. Ltd. (a)	4.250	8/14/2028	189,752
200,000	PacifiCorp.	6.100	8/1/2036	245,320
500,000	Southern Co. (The)	3.250	7/1/2026	466,326
300,000	State Grid Overseas Investment (a)	3.500	5/4/2027	285,815
100,000	Talen Energy Supply LLC (a)	9.500	7/15/2022	100,000
300,000	Three Gorges Finance Ltd. (a)	3.700	6/10/2025	292,217
				3,163,421
	ELECTRONICS - 0.0% **
100,000	Tech Data Corp.	4.950	2/15/2027	97,499

	ENTERTAINMENT - 0.0% **
100,000	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC (a)	7.000	7/15/2026	103,169

	FOOD - 0.2%
300,000	Kraft Heinz Foods Co.	3.500	6/1/2026	273,841
300,000	Kroger Co. (The)	4.000	2/1/2024	300,115
100,000	Lamb Weston HLD (a)	4.875	11/1/2026	98,000
				671,956
	FOOD SERVICE - 0.0% **
100,000	Aramark Services, Inc. (a)	5.000	2/1/2028	98,125

	HEALTHCARE-PRODUCTS - 0.1%
100,000	Avantor, Inc. (a)	6.000	10/1/2024	101,500
200,000	Edwards Lifesciences Corp.	4.300	6/15/2028	199,899
				301,399
	HEALTHCARE-SERVICES - 0.2%
100,000	Centene Corp. (a)	5.375	6/1/2026	102,385
200,000	Cigna Corp.	3.250	4/15/2025	189,340
100,000	Community Health Systems, Inc.	6.250	3/31/2023	94,970
100,000	Halfmoon Parent, Inc. (a)	4.125	11/15/2025	99,715
35,000	Orlando Health Obligated Group	3.777	10/1/2028	34,252
				520,662
	INSURANCE - 0.3%
300,000	Liberty Mutual Group, Inc. (a)	4.950	5/1/2022	310,706
400,000	Teachers Insurance & Annuity Association of America (a)	4.900	9/15/2044	424,925
				735,631
	INTERNET - 0.1%
100,000	Amazon.com, Inc.	2.800	8/22/2024	96,482
100,000	Symantec Corp. (a)	5.000	4/15/2025	98,945
200,000	Tencent Holdings Ltd. (a)	3.595	1/19/2028	189,303
				384,730
	LODGING - 0.1%
300,000	Marriott International, Inc.	3.750	10/1/2025	291,882
100,000	Wynn Las Vegas Capital Corp. LLC (a)	5.250	5/15/2027	92,875
				384,757
	MACHINERY - CONSTRUCTION AND MINING - 0.0% **
100,000	Vertiv Group Corp. (a)	9.250	10/15/2024	104,000

	MACHINERY - DIVERSIFIED - 0.1%
100,000	CNH Industrial NV	3.850	11/15/2027	94,617
100,000	Tennant Co.	5.625	5/1/2025	101,250
				195,867

	MEDIA - 0.4%
200,000	Altice U.S. Finance Corp. (a)	5.500	5/15/2026	199,750
200,000	CCO Holdings LLC (a)	5.125	5/1/2027	189,500
300,000	Comcast Corp.	3.150	2/15/2028	278,187
100,000	Nexstar Broadcasting, Inc. (a)	5.625	8/1/2024	97,875
300,000	Warner Media LLC	2.950	7/15/2026	272,030
				1,037,342
	MINING - 0.2%
100,000	First Quantum Minerals Ltd. (a)	7.250	4/1/2023	95,562
300,000	Glencore Finance Canada (a)	4.950	11/15/2021	309,183
100,000	Northwest Acquisitions ULC/Dominion Finco, Inc. (a)	7.125	11/1/2022	102,250
				506,995
	OIL & GAS - 0.5%
300,000	Anadarko Petroleum Corp.	6.450	9/15/2036	342,323
400,000	CNOOC Finance 2015 USA LLC	3.500	5/5/2025	383,506
100,000	Exxon Mobil Corp.	2.222	3/1/2021	98,013
100,000	Harvest Operations Corp. (a)	4.200	6/1/2023	101,358
400,000	Sinopec Group Overseas Development 2015 Ltd. (a)	3.250	4/28/2025	378,024
100,000	Sunoco LP/Sunoco Finance Corp. (a)	4.875	1/15/2023	99,000
				1,402,224
	OIL & GAS SERVICES - 0.1%
200,000	Weatherford International Ltd.	8.250	6/15/2023	189,000

	PACKAGING & CONTAINERS - 0.2%
200,000	Ardagh Packaging Finance PLC (a)	6.000	2/15/2025	195,750
100,000	Bway Holding Co. (a)	7.250	4/15/2025	97,490
100,000	OI European Group BV (a)	4.000	3/15/2023	95,000
100,000	Plastipak Holdings, Inc. (a)	6.250	10/15/2025	91,250
150,000	Reynolds Group Issuer, Inc. (a)	7.000	7/15/2024	152,625
				632,115
	PHARMACEUTICALS - 0.3%
300,000	Allergan Funding SCS	4.550	3/15/2035	291,813
100,000	Bausch Health Cos., Inc. (a)	7.500	7/15/2021	101,875
100,000	Bayer U.S. Finance II LLC (a)	4.375	12/15/2028	97,975
200,000	Bayer U.S. Finance LLC (a)	3.000	10/8/2021	196,390
100,000	CVS Health Corp.	4.300	3/25/2028	99,216
200,000	Endo DAC/Endo Finance Ltd. (a)	6.000	2/1/2025	172,400
				959,669
	PIPELINES - 0.4%
100,000	Cheniere Corpus Christi Holdings LLC	7.000	6/30/2024	109,500
100,000	Cheniere Energy Partners LP	5.250	10/1/2025	100,123
100,000	Energy Transfer Equity LP	4.250	3/15/2023	99,375
400,000	Enterprise Products Operating LLC	4.450	2/15/2043	387,827
400,000	Sabine Pass Liquefacation LLC	5.000	3/15/2027	410,876
				1,107,701
	REAL ESTATE - 0.1%
150,000	Prologis LP	3.750	11/1/2025	150,009

	REAL ESTATE INVESTMENT TRUSTS - 0.2%
100,000	American Homes 4 Rent LP	4.250	2/15/2028	95,669
300,000	American Tower Corp.	4.400	2/15/2026	300,347
300,000	National Retail Properties, Inc.	4.300	10/15/2028	297,736
				693,752
	RETAIL - 0.3%
200,000	Beacon Roofing Supply, Inc. (a)	4.875	11/1/2025	184,250
300,000	Dollar Tree, Inc.	4.000	5/15/2025	294,262
300,000	Home Depot, Inc. (The)	2.125	9/15/2026	268,857
100,000	Party City Holdings, Inc. (a)	6.625	8/1/2026	101,250
200,000	PetSmart, Inc. (a)	7.125	3/15/2023	143,750
				992,369

	SEMICONDUCTORS - 0.0% **
100,000	Qorvo, Inc. (a)	5.500	7/15/2026	101,750

	SOFTWARE - 0.1%
100,000	Ascend Learning LLC (a)	6.875	8/1/2025	101,000
200,000	Fiserv, Inc.	3.850	6/1/2025	198,248
				299,248
	TELECOMMUNICATIONS - 0.3%
200,000	Juniper Networks, Inc.	4.350	6/15/2025	199,432
150,000	Sprint Corp.	7.125	6/15/2024	155,625
200,000	Sprint Spectrum Co. LLC (a)	5.152	3/20/2028	200,980
150,000	Telefonica Emisiones, S.A.U.	4.570	4/27/2023	154,250
300,000	Verizon Communications, Inc.	2.625	8/15/2026	272,015
				982,302
	TRANSPORTATION - 0.2%
500,000	FedEx Corp.	3.250	4/1/2026	481,858

	TRUCKING & LEASING - 0.0% **
100,000	DAE Funding LLC (a)	5.000	8/1/2024	97,875

	TOTAL CORPORATE BONDS (Cost $26,626,749)			25,631,467

	MUNICIPAL BOND - 0.0% **
90,000	San Jose Redevelopment Agency Successor Agency (Cost - $90,000)	3.226	8/1/2027	86,636

	TERM LOANS - 1.4%
148,120	AMC Entertainment ^	4.322	12/15/2023	148,089
100,000	American Airlines, Inc, ^	3.750	6/27/2025	98,018
15,144	American Airlines, Inc. ^	0.000	10/10/2021	15,141
141,750	Aramark Corp.^	2.983	3/28/2024	141,927
75,035	Aristocrat Technologies ^	3.357	10/19/2024	74,937
85,907	Ascena Retail Group, Inc. ^	6.625	8/21/2022	82,989
149,244	Ashland LLC ^	0.000	5/25/2024	149,468
222,190	Avis Budget Car Rental^	4.340	2/13/2025	222,190
149,250	Axalta Coating Systems^	4.084	6/1/2024	149,487
61,774	B&G Foods, Inc. ^	4.093	11/2/2022	61,890
197,500	Cablevision	3.741	7/17/2025	197,417
17,387	Chemours, Inc. ^	3.850	3/30/2025	17,398
5,487	Commscope, Inc. ^	4.093	12/29/2022	5,507
99,222	Eldorado Resorts, Inc. ^	3.625	3/16/2024	99,636
34,649	Endo Luxembourg Finance ^	5.625	4/12/2024	34,858
92,484	Felp TL B 1L USD Corp. ^	8.109	3/28/2022	92,311
100,000	Fieldwood Energy ^	8.375	4/11/2022	100,425
146,986	First Data ^	0.000	6/2/2020	146,986
42,926	General Nutrition Centers, Inc. ^	9.100	12/31/2022	43,928
102,194	General Nutrition Centers, Inc. ^	10.850	3/4/2021	100,405
99,496	Go Daddy ^	3.270	2/15/2024	99,855
34,388	Harbor Freight Tools	4.593	8/16/2023	34,398
43,244	HCA, Inc. ^	0.000	3/18/2023	43,558
97,727	Hertz Corp.^	4.850	6/30/2023	97,340
150,000	Hilton Worldwide Finance LLC ^	2.778	10/25/2023	150,663
113,185	IMS ^	3.600	1/13/2025	113,540
246,867	JBS USA	4.835	10/30/2022	247,346
20,389	Jo-Ann Stores, Inc. ^	7.509	10/21/2023	20,466
39,800	Las Vegas Sands LLC^	3.844	3/29/2024	39,754
79,395	Live Nation Entertainment^	3.875	10/31/2023	79,475
130,116	Mallinckrodt International^	5.203	9/24/2024	129,395
246,529	Mediacom Illinios LLC^	3.000	2/15/2024	245,708
149,625	Michaels Stores, Inc. ^	3.750	1/28/2023	148,597
99,491	NRG Energy, Inc.^	3.546	6/30/2023	99,575
97,982	Post Holdings, Inc.^	4.100	5/24/2024	97,964
99,494	Sinclair Television Group ^	3.040	1/3/2024	99,742
20,308	Trans Union LLC^	0.000	8/19/2022	20,308
197,211	U.S. Renal Care, Inc. ^	5.583	11/16/2022	191,951
47,893	Valeant Pharmaceuticals International, Inc. ^	5.092	5/28/2025	48,119
149,250	Yum! Brands ^	3.828	4/3/2025	149,344
	TOTAL TERM LOANS (Cost - $4,133,741)			4,140,105

	MORTGAGE BACKED SECURITIES - 5.8%
	FEDERAL HOME LOAN MORTGAGE CORP. - 3.6%
1,765,000	Freddie Mac Gold Pool +	3.50	10/15/2046	1,736,870
1,387,797	Freddie Mac Gold Pool	3.50	9/1/2047	1,366,544
1,848,387	Freddie Mac Gold Pool	3.50	4/1/2048	1,820,048
224,769	Freddie Mac Gold Pool	3.50	5/1/2048	221,377
2,480,000	Freddie Mac Gold Pool +	4.00	6/15/2046	2,504,025
1,404,052	Freddie Mac Gold Pool	4.00	5/1/2048	1,418,619
1,687,381	Freddie Mac Gold Pool	4.00	8/1/2048	1,705,004
				10,772,487
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.6%
2,060,000	Fannie Mae Pool +	3.50	12/25/2046	2,027,169
1,673,608	Fannie Mae Pool	3.50	9/1/2047	1,647,910
720,494	Fannie Mae Pool	3.50	3/1/2048	709,400
293,417	Fannie Mae Pool	3.50	5/1/2048	288,909
				4,673,388
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.6%
1,740,000	Ginnie Mae II Pool +	4.50	2/20/2045	1,797,909

	TOTAL MORTGAGE BACKED SECURITIES (Cost - $17,502,540)			17,243,784

	COMMERCIAL MORTGAGE OBLIGATIONS - 0.1%
280,000	FREMF Mortgage Trust (a) (Cost - $283,172)	4.120	12/25/2050	268,801

	SOVEREIGN DEBT - 0.2%
200,000	Export-Import Bank of China (The) (a)	3.63	7/31/2024	196,503
200,000	Export-Import Bank of India (a)	3.88	2/1/2028	186,122
300,000	Export-Import Bank of Korea	2.25	1/21/2020	296,248
	TOTAL SOVEREIGN DEBT (Cost - $706,645)			678,873

	U.S. TREASURY SECURITIES - 3.0%
1,105,000	United States Treasury Bond	2.250	8/15/2046	912,488
600,000	United States Treasury Bond	2.500	2/15/2045	525,492
825,000	United States Treasury Bond	2.500	2/15/2046	720,006
840,000	United States Treasury Bond	2.500	5/15/2046	732,506
150,000	United States Treasury Bond	2.750	8/15/2047	137,373
160,000	United States Treasury Bond	2.750	11/15/2047	146,469
1,160,000	United States Treasury Bond	2.875	5/15/2043	1,096,653
250,000	United States Treasury Bond	3.000	11/15/2044	241,319
110,000	United States Treasury Bond	3.000	8/15/2048	105,862
150,000	United States Treasury Bond	3.125	2/15/2042	148,465
100,000	United States Treasury Bond	3.125	5/15/2048	98,668
125,000	United States Treasury Bond	3.750	8/15/2041	136,421
500,000	United States Treasury Bond	4.250	11/15/2040	585,117
740,000	United States Treasury Bond	4.375	2/15/2038	873,258
300,000	United States Treasury Bond	4.500	2/15/2036	355,945
455,000	United States Treasury Inflation Index Note	0.125	7/15/2022	486,526
550,000	United States Treasury Inflation Index Note	0.125	7/15/2024	560,718
200,000	United States Treasury Note	2.000	11/30/2022	192,695
800,000	United States Treasury Note	2.625	11/15/2020	796,313
	TOTAL U.S. TREASURY SECURITIES (Cost - $9,238,104)			8,852,294

Shares
	SHORT-TERM INVESTMENTS - 2.3%
	MONEY MARKET FUND - 2.3%
6,736,769	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 1.92% (b)	6,736,769
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,736,769)

	TOTAL INVESTMENTS - 98.6% (Cost - $232,637,437)	$292,896,894
	OTHER ASSETS LESS LIABILITIES - NET - 1.4%	3,938,530
	TOTAL NET ASSETS - 100.0%	$296,835,424

+	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

*	Non-income producing security.

**	Represents less than 0.05%

^	Variable rate security. Interest Rates are subject to periodic change.

Benchmark	Rate
1 Month USD LIBOR	2.26%
3 Month USD LIBOR	2.40%
10 Year US Swap Rate	3.12%

ADR - American Depositary

Receipt ETF - Exchange Traded Fund

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2018, these securities amounted to $20,557,673 or 6.9% of net assets.

(b)	Money market rate shown represents the rate at September 30, 2018.

Global Atlantic Franklin Dividend & Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

					Unrealized
					Appreciation/
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
SHORT FUTURES CONTRACTS
Euro Bund Future	Morgan Stanley	8	Dec-18	1,475,478	$9,962

LONG FUTURES CONTRACTS
Australian 10 Year Bond Future	Morgan Stanley	4	Dec-18	372,926	(2,211)
Canadian 10 Year Bond Future	Morgan Stanley	6	Dec-18	615,596	(5,992)
U.S. 5 Year Note Future	Morgan Stanley	13	Dec-18	1,462,195	(11,781)
U.S. 10 Year Note Future	Morgan Stanley	7	Dec-18	831,469	(219)
U.S. Long Bond Future	Morgan Stanley	2	Dec-18	281,000	(7,812)
U.S. Ultra Bond Future	Morgan Stanley	1	Dec-18	154,281	(5,469)
					(33,484)
NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS					$(23,522)

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

INTEREST RATE SWAPS*

								Premiums	Unrealized
		Floating Rate as	Pay/Receive		Expiration	Notional		Paid/	Appreciation/
Counterparty	Floating Rate Index	of 9/30/18	Floating Rate	Fixed Rate	Date	Amount	Value	(Received)	(Depreciation)
JP Morgan Chase	USA-CPI-U	244.948%	Pay	1.96%	8/31/2024	$900,000	$49,370	$—	$49,370

CURRENCY SWAPS*

								Premiums	Unrealized
		Floating Rate as	Pay/Receive		Expiration	Notional		Paid/	Appreciation/
Counterparty	Floating Rate Index	of 9/30/18	Floating Rate	Fixed Rate	Date	Amount	Value	(Received)	(Depreciation)
Citibank NA	USD - LIBOR - BBA	2.123%	Receive	2.50%	5/4/2021	$232,400	$1,726	$—	$1,726

CREDIT DEFAULT SWAPS**

								Premiums	Unrealized
		Buy/Sell	Fixed Rate		Expiration	Notional		Paid/	Appreciation/
Counterparty	Index	Protection	Received	Fixed Rate Paid	Date	Amount	Value	(Received)	(Depreciation)
Citibank NA	AES Corp.	Buy	0.00%	5.00%	6/20/2022	$200,000	$(8,130)	$—	$(8,130)
Citibank NA/JPMorgan	Ally Financial, Inc.	Buy	0.00%	5.00%	12/20/2022	200,000	175	—	175
JPMorgan	Capital One Financial Corp.	Sell	1.00%	0.00%	12/20/2022	100,000	65	—	65
Citibank NA	CDX.EM.30	Sell	1.00%	0.00%	12/20/2023	1,050,000	2,038	—	2,038
Citibank NA	CDX.NA.IG.30	Sell	1.00%	0.00%	6/20/2023	550,000	(957)	(1,390)	433
JPMorgan	Dish DBS Corp.	Sell	5.00%	0.00%	6/20/2023	100,000	2,501	—	2,501
JPMorgan	Dish DBS Corp.	Buy	0.00%	5.00%	6/20/2021	100,000	(2,534)	—	(2,534)
Citibank NA/JPMorgan	Goldman Sachs	Sell	1.00%	0.00%	12/20/2022	200,000	613	—	613
Citibank NA	MCDX.NA.30	Sell	1.00%	0.00%	6/20/2023	1,050,000	481	(58)	539
Citibank NA	Morgan Stanley	Sell	1.00%	0.00%	12/20/2022	100,000	192	—	192
Citibank NA	Nabors Inds, Inc.	Buy	0.00%	1.00%	6/20/2020	50,000	(1,231)	—	(1,231)
Citibank NA	Nabors Inds, Inc.	Sell	1.00%	0.00%	6/20/2022	50,000	2,710	—	2,710
Citibank NA	Republic of Argentina	Sell	5.00%	0.00%	6/20/2023	105,000	(3,672)	(1,201)	(2,471)
Citibank NA	Republic of Brazil	Sell	1.00%	0.00%	12/20/2023	115,000	1,457	(288)	1,745
JPMorgan	Republic of Colombia	Sell	1.00%	0.00%	12/20/2023	380,000	(292)	(961)	669
Citibank NA	Republic of Indonesia	Sell	1.00%	0.00%	12/20/2023	355,000	2,045	(888)	2,933
JPMorgan	Republic of Italy	Buy	0.00%	1.00%	6/20/2023	170,000	7,866	—	7,866
JPMorgan	Republic of Italy	Sell	1.00%	0.00%	6/20/2023	170,000	4,484	—	4,484
JPMorgan	Republic of Turkey	Buy	0.00%	1.00%	12/20/2023	157,500	(1,507)	9	(1,516)
Citibank NA	United Mexican States	Sell	1.00%	0.00%	12/20/2023	360,000	(372)	(910)	538
								$(5,687)	$11,619

TOTAL RETURN SWAPS**

								Premiums	Unrealized
		Buy/Sell	Fixed Rate		Expiration	Notional		Paid/	Appreciation/
Counterparty	Index	Protection	Received	Fixed Rate Paid	Date	Amount	Value	(Received)	(Depreciation)
JPMorgan	iBoxx USD Liquid High Yield Index^	Buy	0.00%	USD - LIBOR - BBA	3/20/2019	$200,000	$2,272	$—	$2,272
Citibank NA	iBoxx USD Liquid High Yield Index^	Buy	0.00%	USD - LIBOR - BBA	6/20/2019	1,200,000	20,855	—	20,855
Citibank NA	iBoxx USD Liquid Leveraged Loans Index @	Buy	0.00%	USD - LIBOR - BBA	6/20/2019	855,000	9,310	3,902	5,408
Citibank NA	iBoxx USD Liquid Leveraged Loans Index @	Buy	0.00%	USD - LIBOR - BBA	9/20/2019	70,000	33	(36)	69
								$3,866	$28,604

* Pays at termination.								$(1,821)	$91,319

** Pays quarterly.

Global Atlantic Franklin Dividend & Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation/
Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
10/9/2018	Deutsche Bank	$342,000	AUD	$254,532	$247,471	$(7,061)
10/9/2018	Deutsche Bank	630,000	BRL	181,389	157,644	(23,745)
10/9/2018	Deutsche Bank	2,000,000,000	IDR	143,256	134,068	(9,188)
10/9/2018	JPMorgan	1,500,000,000	IDR	107,319	100,551	(6,768)
10/9/2018	JPMorgan	11,500,000	INR	173,847	158,446	(15,401)
10/9/2018	Deutsche Bank	13,000,000	INR	196,970	179,114	(17,856)
10/9/2018	Deutsche Bank	13,700,000	MXN	728,848	731,487	2,639
10/10/2018	Deutsche Bank	165,000,000	KRW	155,002	148,780	(6,222)
3/14/2019	Deutsche Bank	500,000	PLN	136,396	136,262	(134)
3/14/2019	JPMorgan	2,142,000	SEK	243,454	244,442	988
						(82,748)

To Sell:
10/9/2018	Deutsche Bank	342,000	AUD	265,649	247,471	18,178
10/9/2018	Deutsche Bank	40,000	CAD	31,837	30,952	885
10/9/2018	Citigroup NA	220,000	CAD	175,066	170,234	4,832
10/9/2018	JPMorgan	1,020,000,000	IDR	71,006	68,375	2,631
10/9/2018	JPMorgan	7,330,000	INR	106,572	100,992	5,580
10/9/2018	Deutsche Bank	3,510,000	MXN	181,186	187,410	(6,224)
10/9/2018	Deutsche Bank	3,550,000	MXN	185,202	189,546	(4,344)
10/9/2018	JPMorgan	3,650,000	PHP	69,142	67,508	1,634
10/10/2018	Deutsche Bank	165,000,000	KRW	155,915	148,781	7,134
3/14/2019	Deutsche Bank	458,000	EUR	542,867	539,749	3,118
3/14/2019	JPMorgan	900,000	SEK	103,744	101,201	2,543
4/11/2019	JPMorgan	4,100,000	PHP	74,498	74,903	(405)
						35,562

	Net unrealized depreciation on forward foreign currency contracts					$(47,186)

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS - 38.1%
	DEBT FUNDS - 9.4%
26,257	iShares Short Maturity Bond ETF			$1,317,708
9,000	iShares Short Treasury Bond ETF			993,960
9,050	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF			828,799
				3,140,467
	EQUITY FUNDS - 28.7%
10,836	iShares Core S&P 500 ETF			3,172,022
10,963	SPDR S&P 500 ETF Trust			3,187,163
12,037	Vanguard S&P 500 ETF			3,214,481
				9,573,666
	TOTAL EXCHANGE TRADED FUNDS (Cost $10,733,599)			12,714,133

Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY NOTE - 39.9%
$14,140,000	United States Treasury Note (Cost $13,494,777)	2.25	2/15/2027	13,309,827

Shares
	SHORT-TERM INVESTMENTS - 20.0%
	MONEY MARKET FUND - 20.0%
6,683,848	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 1.92% (a) (Cost - $6,683,848)			6,683,848

	TOTAL INVESTMENTS - 98.0% (Cost - $30,912,224)			$32,707,808
	OTHER ASSETS LESS LIABILITIES - NET - 2.0%			673,629
	TOTAL NET ASSETS - 100.0%			$33,381,437

(a)	Money market rate shown represents the rate at September 30, 2018.

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

					Unrealized Appreciation/
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
LONG FUTURES CONTRACTS
E-Mini Russell 2000 Index Future	Credit Suisse	25	12/31/2018	2,126,000	$(3,500)
S&P 500 E-Mini Future	Credit Suisse	15	12/31/2018	2,189,250	8,720
S&P Midcap 400 E-Mini Future	Credit Suisse	15	12/31/2018	3,037,800	(41,580)
TOTAL UNREALIZED DEPRECIATION OF FUTURES CONTRACTS					$(36,360)

Global Atlantic Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 95.0%
	DEBT FUNDS - 15.7%
186,007	iShares 1-3 Year Treasury Bond ETF	$15,455,322
337,011	iShares Core U.S. Aggregate Bond ETF	35,561,401
23,817	iShares iBoxx High Yield Corporate Bond ETF	2,058,741
11,324	iShares JP Morgan USD Emerging Markets Bond ETF	1,220,840
437,118	iShares Short-Term Corporate Bond ETF	22,655,826
		76,952,130
	EQUITY FUNDS - 79.3%
1,029,307	iShares Core MSCI EAFE ETF	65,957,993
138,537	iShares Core MSCI Emerging Markets ETF	7,173,446
655,511	iShares Core S&P 500 ETF	191,887,735
240,224	iShares Core S&P Mid-Cap ETF	48,354,689
309,644	iShares Core S&P Small-Cap ETF	27,013,343
117,096	iShares MSCI Japan ETF	7,052,692
246,902	iShares Russell 1000 ETF	39,926,522
		387,366,420
	TOTAL EXCHANGE TRADED FUNDS (Cost - $375,149,975)	464,318,550

	SHORT-TERM INVESTMENT - 0.0% *
	MONEY MARKET FUND - 0.0% *
2,977	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a) (Cost - $2,977)	2,977

	TOTAL INVESTMENTS - 95.0% (Cost - $375,152,952)	$464,321,527
	OTHER ASSETS LESS LIABILITIES - NET - 5.0%	24,446,732
	TOTAL NET ASSETS - 100.0%	$488,768,259

ETF	- Exchange Traded Fund

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at September 30, 2018.

Global Atlantic Moderate Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 95.0%
	DEBT FUNDS - 31.9%
117,649	iShares 1-3 Year Treasury Bond ETF	$9,775,455
212,926	iShares Core U.S. Aggregate Bond ETF	22,467,951
15,031	iShares iBoxx High Yield Corporate Bond ETF	1,299,280
7,202	iShares JP Morgan USD Emerging Markets Bond ETF	776,448
276,425	iShares Short-Term Corporate Bond ETF	14,327,108
		48,646,242
	EQUITY FUNDS - 63.1%
256,109	iShares Core MSCI EAFE ETF	16,411,465
34,467	iShares Core MSCI Emerging Markets ETF	1,784,701
157,608	iShares Core S&P 500 ETF	46,136,590
57,771	iShares Core S&P Mid-Cap ETF	11,628,725
74,406	iShares Core S&P Small-Cap ETF	6,491,179
73,070	iShares MSCI Japan ETF	4,401,006
59,320	iShares Russell 1000 ETF	9,592,637
		96,446,303
	TOTAL EXCHANGE TRADED FUNDS (Cost - $123,027,267)	145,092,545

	SHORT-TERM INVESTMENT - 0.0% *
	MONEY MARKET FUND - 0.0% *
19,768	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a) (Cost - $19,768)	19,768

	TOTAL INVESTMENTS - 95.0% (Cost - $123,047,035)	$145,112,313
	OTHER ASSETS LESS LIABILITIES - NET - 5.0%	7,628,627
	TOTAL NET ASSETS - 100.0%	$152,740,940

ETF	- Exchange Traded Fund

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at September 30, 2018.

Global Atlantic Motif Technological Innovations Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.7%
	AUTO MANUFACTURERS - 0.9%
6	Tesla, Inc. *	$1,589

	COMMERCIAL SERVICES - 7.5%
13	2U, Inc. *	977
8	FleetCor Technologies, Inc. *	1,823
15	Paylocity Holding Corp. *	1,205
30	PayPal Holdings, Inc. *	2,635
32	Ritchie Bros Auctioneers, Inc.	1,156
27	Square, Inc. *	2,673
20	Total System Services, Inc.	1,975
7	WEX, Inc. *	1,405
		13,849
	COMPUTERS - 4.0%
18	Check Point Software Technologies Ltd. *	2,118
23	Fortinet, Inc. *	2,122
27	Nutanix, Inc. *	1,153
12	Qualys, Inc. *	1,069
27	Teradata Corp. *	1,018
		7,480
	DIVERSIFIED FINANCIAL SERVICES - 6.8%
20	American Express Co.	2,130
10	Ellie Mae, Inc. *	948
20	Mastercard, Inc.	4,452
34	Visa, Inc.	5,103
		12,633
	ELECTRONICS - 0.6%
51	Gentex Corp.	1,094

	ENTERTAINMENT - 0.4%
33	Stars Group, Inc. (The) *	822

	INTERNET - 40.1%
23	Alibaba Group Holding Ltd. * (ADR)	3,789
4	Alphabet, Inc. *	4,828
3	Amazon.com, Inc. *	6,009
10	Baidu, Inc. * (ADR)	2,287
2	Booking Holdings, Inc. *	3,968
46	Ctrip.com International Ltd. * (ADR)	1,710
60	eBay, Inc. *	1,981
27	Etsy, Inc. *	1,387
14	Expedia Group, Inc.	1,827
9	F5 Networks, Inc. *	1,795
28	Facebook, Inc. *	4,605
60	FireEye, Inc. *	1,020
13	GrubHub, Inc. *	1,802
67	JD.com, Inc. * (ADR)	1,748
39	Match Group, Inc. *	2,258
4	MercadoLibre, Inc.	1,362
23	Mimecast Ltd. *	963
9	Netflix, Inc. *	3,367
27	Okta, Inc. *	1,900
9	Palo Alto Networks, Inc. *	2,027
10	Proofpoint, Inc. *	1,063
15	Q2 Holdings, Inc. *	908
15	RingCentral, Inc. *	1,396
11	Shutterfly, Inc. *	725
128	Snap, Inc. *	1,085
4	Stamps.com, Inc. *	905
33	Stitch Fix, Inc. *	1,444
77	Symantec, Corp.	1,639
20	Twilio, Inc. *	1,726
50	Twitter, Inc. *	1,423
116	Vipshop Holdings Ltd. * (ADR)	724
12	Wayfair, Inc. *	1,772
20	Weibo Corp. * (ADR)	1,463
11	Wix.com Ltd. *	1,317
38	Yandex NV *	1,250
13	YY, Inc. * (ADR)	974
22	Zendesk, Inc. *	1,562
25	Zillow Group, Inc. *	1,106
27	Zscaler, Inc. *	1,101
		74,216
	REAL ESTATE INVESTMENT TRUSTS - 3.4%
9	CoreSite Realty Corp.	1,000
20	CyrusOne, Inc.	1,268
17	Digital Realty Trust, Inc.	1,912
5	Equinix, Inc.	2,165
		6,345
	RETAIL - 0.8%
28	Copart, Inc. *	1,443

	SEMICONDUCTORS - 2.2%
25	Cree, Inc. *	947
44	QUALCOMM, Inc.	3,169
		4,116

	SOFTWARE - 30.2%
37	ACI Worldwide, Inc. *	1,041
33	Activision Blizzard, Inc.	2,745
11	Adobe Systems, Inc. *	2,969
22	Akamai Technologies, Inc. *	1,609
8	athenahealth, Inc. *	1,069
21	Blackline, Inc. *	1,186
40	Box, Inc. *	956
15	Citrix Systems, Inc. *	1,667
15	CommVault Systems, Inc. *	1,050
19	Cornerstone OnDemand, Inc. *	1,078
16	Coupa Software, Inc. *	1,266
15	Electronic Arts, Inc. *	1,807
82	First Data Corp. *	2,007
9	HubSpot, Inc. *	1,359
19	InterXion Holding NV *	1,279
14	Medidata Solutions, Inc. *	1,026
29	Momo, Inc. * (ADR)	1,270
4	NetEase, Inc. (ADR)	913
12	New Relic, Inc. *	1,131
12	Paycom Software, Inc. *	1,865
21	RealPage, Inc. *	1,384
22	salesforce.com, Inc. *	3,499
12	ServiceNow, Inc. *	2,348
11	Shopify, Inc.	1,809
50	Smartsheet, Inc. *	1,563
17	Splunk, Inc. *	2,056
13	Tableau Software, Inc. *	1,453
13	Take-Two Interactive Software, Inc. *	1,794
5	Ultimate Software Group, Inc. (The) *	1,611
19	Veeva Systems, Inc. *	2,069
21	Verint Systems, Inc. *	1,052
17	VMware, Inc. *	2,653
16	Workday, Inc. *	2,336
245	Zynga, Inc. *	983
		55,903
	TELECOMMNUNICATIONS - 2.8%
7	Arista Networks, Inc. *	1,861
11	LogMeIn, Inc.	980
13	Nice Ltd. (ADR) *	1,488
83	Switch, Inc.	896
		5,225

	TOTAL COMMON STOCKS (Cost - $116,300)	184,715

	SHORT-TERM INVESTMENT - 0.4%
	MONEY MARKET FUND - 0.4%
835	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $835)	835

	TOTAL INVESTMENTS - 100.1% (Cost - $117,135)	$185,550
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(219)
	TOTAL NET ASSETS - 100.0%	$185,331

ADR - American Depositary Receipt

* Non-income producing security.

(a)	Money market rate shown represents the rate at September 30, 2018.

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS - 29.9%
	EQUITY FUNDS - 29.9%
58,883	iShares MSCI EAFE ETF			$4,003,455
13,886	SPDR S&P 500 ETF Trust			4,036,938
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,606,554)			8,040,393

Principal
Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 4.3%
$187,127	AAMES Mortgage Investment Trust 2006-1 1 Month LIBOR + 0.48 (b)	2.70	4/25/2036	167,557
13,364	ACE Securities Corp. Home Equity Loan Trust Series 2002-HE2 1 Month LIBOR + 1.275 (b)	3.49	8/25/2032	13,640
18,701	ACE Securities Corp. Home Equity Loan Trust Series 2006-OP1 1 Month LIBOR + 0.15 (b)	2.37	4/25/2036	18,538
26,325	Alternative Loan Trust 2005-J12 1 Month LIBOR + 0.27 (b)	2.49	8/25/2035	20,494
17,465	Alternative Loan Trust 2006-OA9 1 Month LIBOR + 0.21 (b)	2.38	7/20/2046	12,197
29,750	American Home Mortgage Assets Trust 2006-2 1 Month LIBOR + 0.19 (b)	2.41	9/25/2046	26,881
147,480	Avery Point IV CLO Ltd. 3 Month LIBOR + 1.12 (a,b)	3.45	1/18/2025	147,495
13,280	Bear Stearns ALT-A Trust 2005-8 (b)	4.23	10/25/2035	13,765
16,876	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3 1 Month LIBOR + 0.25 (a,b)	2.47	8/25/2035	16,165
16,331	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4 1 Month LIBOR + 0.23 (a,b)	2.45	10/25/2035	15,977
29,699	Citigroup Mortgage Loan Trust 2007-AMC1 1 Month LIBOR + 0.16 (a,b)	2.38	12/25/2036	19,967
16,794	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.13 (b)	2.35	12/25/2036	16,205
25,304	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.14 (b)	2.36	6/25/2047	22,261
73,904	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.15 (b)	2.37	5/25/2037	72,102
144,571	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.37 (b)	2.59	4/25/2036	142,374
12,501	Credit Suisse First Boston Mortgage Securities Corp.	4.50	7/25/2020	12,360
11,646	CWABS Asset-Backed Certificates Trust 2006-17 1 Month LIBOR + 0.15 (b)	2.37	3/25/2047	11,260
31,830	FBR Securitization Trust 1 Month LIBOR + 0.68 (b)	2.90	10/25/2035	31,517
33,388	Great Hall Mortgages No 1 PLC 3 Month LIBOR + 0.13 (a,b)	2.47	6/18/2039	32,659
25,900	GreenPoint Mortgage Funding Trust 2006-AR2 12 MTA + 2.00 (b)	3.84	3/25/2036	24,981
22,071	GSAMP Trust 2006-HE4 1 Month LIBOR + 0.14 (b)	2.36	6/25/2036	21,607
14,322	GSR Mortgage Loan Trust 2005-AR6 (b)	3.90	9/25/2035	14,546
12,539	Impac CMB Trust Series 2005-8 1 Month LIBOR + 0.70 (b)	2.92	2/25/2036	12,277
18,583	IndyMac INDX Mortgage Loan Trust 2006-AR4 1 Month LIBOR + 0.21 (b)	2.43	5/25/2046	17,918
2,259	JP Morgan Mortgage Trust 2006-S2	5.88	6/25/2021	2,229
8,259	Long Beach Mortgage Loan Trust 2004-2 1 Month LIBOR + 1.62 (b)	3.84	6/25/2034	8,281
26,121	Long Beach Mortgage Loan Trust 2005-3 1 Month LIBOR + 0.52 (b)	2.74	8/25/2045	25,648
29,899	Long Beach Mortgage Loan Trust 2006-7 1 Month LIBOR + 0.16 (b)	2.37	8/25/2036	18,974
2,843	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 1 Month LIBOR + 0.25 (b)	2.47	11/25/2035	2,836
13,075	MortgageIT Trust 2005-4 1 Month LIBOR + 0.28 (b)	2.50	10/25/2035	12,894
18,722	RASC Series 2004-KS10 Trust 1 Month LIBOR + 1.73 (b)	3.94	11/25/2034	19,378
12,501	Reperforming Loan REMIC Trust 2006-R1 1 Month LIBOR + 0.34 (a,b)	2.56	1/25/2036	11,944
49,145	SLC Student Loan Trust 2006-2 3 Month LIBOR + 0.10 (b)	2.43	9/15/2026	49,079
22,490	SLM Student Loan Trust 2005-3 3 Month LIBOR + 0.09 (b)	2.43	10/25/2024	22,478
17,354	Soundview Home Loan Trust 2007-WMC1 1 Month LIBOR + 0.11 (b)	2.33	2/25/2037	7,827
7,760	Structured Adjustable Rate Mortgage Loan Trust (b)	4.28	9/25/2034	7,863
8,153	Structured Adjustable Rate Mortgage Loan Trust (b)	4.23	2/25/2034	8,293
12,180	Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS 1 Month LIBOR + 0.30 (b)	2.52	10/25/2035	12,216
7,166	Structured Asset Investment Loan Trust 2004-7 1 Month LIBOR + 1.05 (b)	3.27	8/25/2034	7,163
20,622	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC2 1 Month LIBOR + 0.15 (b)	2.37	9/25/2036	19,477
18,897	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust (b)	3.16	4/25/2037	16,957
	TOTAL ASSET BACKED SECURUTIES (Cost - $1,116,945)			1,158,280

	CORPORATE BONDS - 8.6%
	AEROSPACE/DEFENSE - 0.2%
50,000	Rockwell Collins, Inc.	3.50	3/15/2027	47,508

	AGRICULTURE - 0.5%
100,000	Philip Morris International, Inc.	6.38	5/16/2038	120,364
10,000	Reynolds American, Inc.	5.85	8/15/2045	10,875
				131,239

	AIRLINES - 0.2%
43,196	Spirit Airlines Pass Through Trust 2015-1A	4.10	4/1/2028	43,034

	AUTO MANUFACTURERS - 0.8%
40,000	Ford Motor Credit Co. LLC	3.20	1/15/2021	39,407
20,000	General Motors Financial Co., Inc.	3.20	7/13/2020	19,942
50,000	General Motors Financial Co., Inc.	3.20	7/6/2021	49,375
100,000	Nissan Motor Acceptance Corp. 3 Month LIBOR + 0.89 (a,b)	3.23	1/13/2022	101,033
				209,757
	BANKS - 2.7%
100,000	Bank of America Corp. 3 Month LIBOR + 1.09 (b)	3.09	10/1/2025	95,262
11,000	Bank of America Corp. 3 Month LIBOR + 1.04 (b)	3.42	12/20/2028	10,324
14,000	Bank of America Corp.	4.00	4/1/2024	14,140
50,000	Citigroup, Inc.	2.65	10/26/2020	49,350
50,000	Deutsche Bank AG 3 Month LIBOR + 1.91(b)	4.25	5/10/2019	50,282
200,000	Development Bank of Japan, Inc. (a)	1.63	9/1/2021	190,772
10,000	Goldman Sachs Group, Inc. (The)	3.75	5/22/2025	9,801
15,000	Goldman Sachs Group, Inc. (The)	6.00	6/15/2020	15,679
25,000	JPMorgan Chase & Co.	3.88	2/1/2024	25,185
35,000	JPMorgan Chase & Co.	3.13	1/23/2025	33,574
50,000	JPMorgan Chase & Co.	3.90	7/15/2025	49,982
200,000	UBS Group Funding Switzerland AG (a)	2.65	2/1/2022	193,330
				737,681
	COMPUTERS - 0.2%
50,000	Dell International LLC / EMC Corp. (a)	5.45	6/15/2023	52,582

	ELECTRIC - 0.1%
30,000	Duke Energy Corp.	3.05	8/15/2022	29,393

	ENVIRONMENTAL CONTROL - 0.1%
25,000	Republic Services, Inc.	3.55	6/1/2022	24,994

	MEDIA - 0.3%
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.75	2/15/2028	92,085

	PHARMACEUTICALS - 0.9%
50,000	AbbVie, Inc.	2.85	5/14/2023	48,143
100,000	Shire Acquisitions Investments Ireland DAC	1.90	9/23/2019	98,931
100,000	Shire Acquisitions Investments Ireland DAC	2.40	9/23/2021	96,589
				243,663
	PIPELINES - 0.5%
23,000	Energy Transfer LP / Regency Energy Finance Corp.	4.50	11/1/2023	23,312
100,000	Sabine Pass Liquefaction LLC	5.75	5/15/2024	107,347
				130,659
	REGIONAL - 0.7%
200,000	Japan Finance Organization for Municipalities (a)	2.13	10/25/2023	187,047

	REAL ESTATE INVESTMENT TRUSTS - 0.6%
100,000	American Tower Corp.	2.25	1/15/2022	95,457
25,000	Digital Realty Trust LP	3.95	7/1/2022	25,156
30,000	Duke Realty LP	3.88	2/15/2021	30,268
10,000	Host Hotels & Resorts LP	4.00	6/15/2025	9,696
				160,577
	SOVEREIGN - 0.7%
200,000	Saudi Government International Bond (a)	4.00	4/17/2025	200,100

	TELECOMMUNICATIONS - 0.1%
30,000	AT&T, Inc. (a)	4.10	2/15/2028	29,125

	TOTAL CORPORATE BONDS (Cost - $2,365,887)			2,319,444

	MORTGAGE BACKED SECURITIES - 22.1%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.1%
300,000	Fannie Mae TBA +	3.00	5/25/2047	286,969
4,700,000	Fannie Mae TBA +	3.50	12/25/2046	4,625,094
800,000	Fannie Mae TBA +	4.00	11/1/2044	806,625
200,000	Fannie Mae TBA +	4.50	12/25/2045	206,312
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $5,957,063)			5,925,000

	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
	AGENCY COLLATERAL - 1.0%
7,752	Government National Mortgage Association 1Month LIBOR + 0.50 (b)	2.58	3/20/2065	7,747
80,373	Government National Mortgage Association 1 Month LIBOR + 0.60 (b)	2.68	5/20/2065	81,397
81,780	Government National Mortgage Association 1 Month LIBOR + 0.62 (b)	2.70	8/20/2065	82,949
19,423	Government National Mortgage Association 1 Month LIBOR + 0.70 (b)	2.78	10/20/2065	19,468
80,724	Government National Mortgage Association 1 Month LIBOR + 1.00 (b)	3.08	12/20/2065	83,172
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $270,199)			274,733

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%
56,932	Freddie Mac Multifamily Structured Pass Through Certificates 1 Month LIBOR + 0.70 (b) (Cost - $56,932)	2.81	9/25/2022	57,029

	U.S. TREASURY SECURITIES - 43.3%
100,000	United States Treasury Inflation Indexed Bond	2.38	1/15/2027	139,195
400,000	United States Treasury Inflation Indexed Note	0.50	1/15/2028	392,127
100,000	United States Treasury Inflation Indexed Note	0.75	7/15/2028	98,773
150,000	United States Treasury Inflation Indexed Note	0.63	1/15/2026	155,636
100,000	United States Treasury Bond	2.75	8/15/2047	91,582
50,000	United States Treasury Bond	2.75	11/15/2047	45,771
100,000	United States Treasury Bond	2.88	11/15/2046	94,047
500,000	United States Treasury Bond	3.00	5/15/2045	482,461
180,000	United States Treasury Bond	3.13	5/15/2048	177,602
230,000	United States Treasury Bond	4.25	5/15/2039	268,220
350,000	United States Treasury Bond	4.38	11/15/2039	415,311
100,000	United States Treasury Bond	4.50	8/15/2039	120,480
550,000	United States Treasury Bond	6.25	5/15/2030	720,307
700,000	United States Treasury Note	1.13	8/31/2021	665,711
200,000	United States Treasury Note	1.25	4/30/2019	198,617
100,000	United States Treasury Note	1.63	5/15/2026	90,461
1,500,000	United States Treasury Note	1.88	3/31/2022	1,448,555
500,000	United States Treasury Note	1.88	4/30/2022	482,441
100,000	United States Treasury Note	1.88	7/31/2022	96,215
100,000	United States Treasury Note	1.88	9/30/2022	96,031
100,000	United States Treasury Note	2.00	12/31/2021	97,215
500,000	United States Treasury Note	2.00	11/15/2026	462,578
200,000	United States Treasury Note	2.13	12/31/2022	193,508
110,000	United States Treasury Note	2.13	5/15/2025	104,152
650,000	United States Treasury Note	2.25	2/15/2027	611,838
2,700,000	United States Treasury Note	2.25	8/15/2027	2,532,094
500,000	United States Treasury Note	2.38	5/15/2027	474,707
900,000	United States Treasury Note	2.50	8/15/2023	881,719
	TOTAL U.S. TREASURY SECURITIES (Cost - $12,037,563)			11,637,354

Contracts		Counterparty	Notional Value
	PURCHASED OPTIONS ON INDICES - 0.6%
24	S&P 500 Index, December 2018, Put @ $1,925	Morgan Stanley	4,620,000	21,240
24	S&P 500 Index, December 2018, Put @ $2,200	Morgan Stanley	5,280,000	45,000
24	S&P 500 Index, December 2018, Put @ $2,475	Morgan Stanley	5,940,000	91,920
2	U.S. 5 Year Future, December 2018, Put @ $104.75	Goldman Sachs & Co.	209,500	—
6	U.S. 5 Year Future, December 2018, Put @ $105.75	Goldman Sachs & Co.	634,500	—
1	U.S. 5 Year Future, December 2018, Put @ $106.50	Goldman Sachs & Co.	106,500	—
2	U.S. 5 Year Future, December 2018, Put @ $108	Goldman Sachs & Co.	216,000	—
13	U.S. 5 Year Future, December 2018, Put @ $108.25	Goldman Sachs & Co.	1,407,250	—
12	U.S. 5 Year Future, December 2018, Put @ $108.50	Goldman Sachs & Co.	1,302,000	—
5	U.S. 10 Year Future, December 2018, Put @ $106	Goldman Sachs & Co.	530,000	—
2	U.S. 10 Year Future, December 2018, Put @ $127	Goldman Sachs & Co.	254,000	—
13	U.S. 10 Year Future, December 2018, Put @ $107	Goldman Sachs & Co.	1,391,000	—
2	U.S. 10 Year Future, December 2018, Put @ $107.50	Goldman Sachs & Co.	215,000	—
4	U.S. 10 Year Future, December 2018, Put @ $111	Goldman Sachs & Co.	444,000	—
2	U.S. Bond Future, December 2018, Put @ $180	Goldman Sachs & Co.	360,000	—
	TOTAL PURCHASED OPTIONS ON INDICES (Cost - $321,410)			158,160

Shares
	SHORT-TERM INVESTMENTS - 7.8%
	MONEY MARKET FUND - 2.6%
699,276	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 1.92% (c)			699,276

Principal
Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS - 5.2%
$400,000	United States Treasury Bill	0.00	12/6/2018	398,451
1,000,000	United States Treasury Bill	0.00	12/13/2018	995,688
				1,394,139

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,093,449)			2,093,415

	TOTAL INVESTMENTS - 117.8% (Cost - $30,826,002)			$31,663,808
	OTHER ASSETS LESS LIABILITIES - NET - (17.8)%			(4,786,193)
	TOTAL NET ASSETS - 100.0%			$26,877,615

TBA	- To Be Announced Security

*	Represents less than 0.05%.

+	All or a portion of these TBAs are subject to dollar-roll transactions.

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2018, these securities amounted to $1,198,196 or 4.5% of net assets.

(b)	Variable Rate Security - interest rate subject to periodic change.

Benchmark	Rate
1 Month USD LIBOR	2.26%
3 Month EUR EURIBOR	-0.35%
3 Month USD LIBOR	2.40%

(c)	Money market rate shown represents the rate at September 30, 2018.

Principal
Amount		Coupon Rate (%)	Maturity
	SECURITIES SOLD SHORT - (0.2)%
	U.S. TREASURY SECURITIES - (0.2)%
$25,000	United States Treasury Bond	2.75	11/15/2047	$22,886
30,000	United States Treasury Bond	3.13	5/15/2048	29,600
	TOTAL U.S. TREASURY SECURITIES (Cost - $53,902)			52,486

Contracts		Counterparty	Notional Value
	OPTIONS WRITTEN ON FUTURES
2	US 10 Year Future, November 2018, Call @ $121	Goldman Sachs & Co.	242,000	$31
2	US 10 Year Future, November 2018, Put @ $119	Goldman Sachs & Co.	238,000	1,063
	TOTAL OPTIONS WRITTEN ON FUTURES (Premiums Received - $969)			$1,094

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

	Number of				Unrealized Appreciation/
Description	Contracts	Expiration Date	Counterparty	Notional Amount	(Depreciation)
SHORT FUTURES CONTRACTS
90 Day Euro Future	32	December-20	Goldman Sachs	$7,746,800	$283
Euro-Oat Future	2	December-18	Goldman Sachs	350,889	3,168
U.S. 10 Year Ultra Future	1	December-18	Goldman Sachs	126,000	(209)
U.S. Long Bond (CBT) Future	9	December-18	Goldman Sachs	1,264,500	7,505
					10,747
LONG FUTURES CONTRACTS
90 Day Euro Future	11	December-18	Goldman Sachs	2,676,850	(8,600)
90 Day Euro Future	32	December-19	Goldman Sachs	7,748,800	(183)
S&P 500 E-Mini Future	83	December-18	Credit Suisse	12,113,850	61,835
US 5 Year Note (CBT)	40	December-18	Goldman Sachs	4,499,063	(17,375)
					35,677
TOTAL NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS					$46,424

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

INTEREST RATE SWAPTIONS PURCHASED

				Expiration	Notional			Unrealized
Counterparty	Description	Exercise Rate		Date	Amount			Depreciation
Barclays Bank PLC	Call - IRO USD 2 Year	1.85		12/31/2018	$1,800,000			$(5,632)

INTEREST RATE SWAPS

							Premiums	Unrealized
		Pay/Receive		Expiration	Notional		Paid/	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Amount	Value	(Received)	(Depreciation)
Goldman Sachs & Co.	3 Month USD - LIBOR*	Receive	2.25%	6/20/2028	$3,300,000	38,257	$—	$38,257
Goldman Sachs & Co.	6 Month GBP - LIBOR**	Receive	1.50%	3/20/2029	400,000	2,653	—	2,653
Goldman Sachs & Co.	3 Month USD - LIBOR*	Receive	1.25%	6/21/2021	300,000	4,862	—	4,862
Goldman Sachs & Co.	3 Month USD - LIBOR*	Receive	1.50%	6/21/2027	200,000	10,930	—	10,930
Goldman Sachs & Co.	6 Month JPY - LIBOR**	Receive	0.75%	3/20/2038	20,000,000	(402,206)	—	(402,206)
Goldman Sachs & Co.	3 Month USD - LIBOR*	Receive	2.00%	12/16/2020	100,000	3,893	—	3,893
Goldman Sachs & Co.	6 Month GBP - LIBOR**	Receive	2.05%	2/1/2037	200,000	(1,919)	—	(1,919)
Goldman Sachs & Co.	6 Month EUR - EURIBOR**	Pay	2.05%	2/3/2037	200,000	326	—	326
Goldman Sachs & Co.	3 Month USD - LIBOR*	Receive	2.25%	12/21/2046	200,000	49,421	—	49,421
Goldman Sachs & Co.	3 Month USD - LIBOR**	Receive	2.50%	12/20/2027	100,000	2,510	—	2,510
Goldman Sachs & Co.	3 Month USD - LIBOR*	Receive	2.50%	6/15/2046	100,000	16,135	—	16,135
							$—	$(275,138)

CREDIT DEFAULT SWAPS*

								Premiums	Unrealized
		Buy/Sell	Fixed Rate	Fixed Rate	Expiration	Notional		Paid/	Appreciation/
Counterparty	Index	Protection	Received	Paid	Date	Amount	Value	(Received)	(Depreciation)
Goldman Sachs & Co.	North American Investment Grade CDX Index^	Sell	1.00%	—	6/20/2023	$1,000,000	$2,645	$367	$2,278
Goldman Sachs & Co.	North American Investment Grade CDX Index#	Sell	1.00%	—	12/20/2023	5,100,000	5,878	533	5,345
Goldman Sachs & Co.	North American High Yield CDX Index@	Sell	5.00%	—	6/20/2023	200,000	2,237	(1,139)	3,376
								$(239)	$10,999

								$(239)	$(269,771)

*	Pays quarterly.

**	Pays semiannually.

#	The underlying holdings of this index can be found at https://www.markit.com/NewsInformation/NewsAnnouncementsFile?CMSID=128341388aab491f9df0a65e7e4b7073.

@	The underlying holdings of this index can be found at https://www.markit.com/NewsInformation/NewsAnnouncementsFile?CMSID=5e3b88621a3c4f1c81d21c33b8686f49.

^	The underlying holdings of this index can be found at https://www.markit.com/NewsInformation/NewsAnnouncementsFile?CMSID=9c11a40ecd0d40548d877227ae8c33a1.

Benchmark	Rate
3 Month USD LIBOR	2.40%
6 Month EUR EURIBOR	-0.35%
6 Month GBP LIBOR	0.89%
6 Month JPY LIBOR	0.03%

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation/
Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
10/2/2018	Barclays Bank PLC	76,000	EUR	$88,425	$88,274	$(151)
10/2/2018	Barclays Bank PLC	52,000	GBP	67,935	67,811	(124)
11/14/2018	Barclays Bank PLC	1,549,000	MXN	81,962	82,220	258
11/15/2018	Barclays Bank PLC	13,721,990	RUB	199,594	208,499	8,905
12/17/2018	Barclays Bank PLC	46,916,160	COP	15,483	15,775	292
12/19/2018	Barclays Bank PLC	237,608,000	IDR	16,000	15,779	(221)
12/19/2018	Barclays Bank PLC	1,135,712	INR	16,000	15,510	(490)
						8,469

To Sell:
10/2/2018	Barclays Bank PLC	13,000	EUR	$15,129	$15,100	$29
11/15/2018	Barclays Bank PLC	13,797,170	RUB	203,503	209,641	(6,138)
						(6,109)

Net unrealized appreciation on forward foreign currency contracts						$2,360

COP - Colombian Peso	INR - Indian Rupee

EUR - Euro	MXN - Mexican Peso

GBP - British Pound	RUB - Russian Ruble

IDR - Indonesian Rupiah

Global Atlantic Select Advisor Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 17.1%
	DEBT FUNDS - 6.6%
157,251	iShares Short-Term Corporate Bond ETF	$8,150,319

	EQUITY FUNDS - 10.5%
45,226	iShares Core MSCI Emerging Markets ETF	2,341,802
67,341	iShares MSCI EAFE Value ETF	3,496,345
15,044	iShares Russell 1000 Growth ETF	2,346,563
27,410	iShares Russell 2000 ETF	4,619,956
		12,804,666
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,791,422)	20,954,985

	VARIABLE INSURANCE TRUSTS - 78.0%
	DEBT FUND - 17.2%
1,670,000	MFS Total Return Bond Series - Initial Class	21,008,599

	EQUITY FUNDS - 60.8%
263,251	American Century VP Mid Cap Value - Investor Class	5,680,954
884,468	American Century VP Value Fund - Class I	10,295,205
122,876	Invesco VI International Growth Fund - Class I	4,562,404
297,982	MFS Growth Series - Initial Class	16,576,754
87,590	MFS VIT II Blended Research Core Equity Portfolio - Initial Class	4,677,284
456,569	MFS VIT II International Value Portfolio - Initial Class	12,852,412
359,517	MFS VIT Mid Cap Growth Series - Initial Class	3,516,074
595,753	Putnam VT Equity Income - Class IA	16,204,495
		74,365,582
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $81,819,209)	95,374,181

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
61,614	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $61,614)	61,614

	TOTAL INVESTMENTS - 95.2% (Cost - $100,672,245)	$116,390,780
	OTHER ASSETS LESS LIABILITIES - NET - 4.8%	5,903,039
	TOTAL NET ASSETS - 100.0%	$122,293,819

ETF - Exchange Traded Fund

(a)	Money market rate shown represents the rate at September 30, 2018.

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 63.6%
	ADVERTISING - 0.1%
22,406	Interpublic Group of Cos., Inc. (The)	$512,425

	AEROSPACE/DEFENSE - 3.0%
13,508	Boeing Co. (The)	5,023,625
12,585	General Dynamics Corp.	2,576,401
9,845	Harris Corp.	1,665,872
12,218	Lockheed Martin Corp.	4,226,939
8,392	Moog, Inc.	721,460
		14,214,297
	AGRICULTURE - 1.7%
54,625	Altria Group, Inc.	3,294,434
16,551	Archer-Daniels-Midland Co.	832,019
64,583	British American Tobacco PLC - ADR	3,011,505
8,200	Philip Morris International, Inc.	668,628
		7,806,586
	AIRLINES - 0.2%
42,685	JetBlue Airways Corp. *	826,382
5,101	Spirit Airlines, Inc. *	239,594
		1,065,976
	APPAREL - 0.7%
24,309	NIKE, Inc.	2,059,458
6,990	Skechers U.S.A., Inc. *	195,231
19,133	Under Armour, Inc. - Cl. A *	406,002
38,506	Under Armour, Inc. - Cl. C *	749,327
		3,410,018
	BANKS - 2.6%
291,423	Bank of America Corp.	8,585,322
11,602	Capital One Financial Corp.	1,101,378
17,016	Northern Trust Corp.	1,737,844
17,160	Zions Bancorp NA	860,574
		12,285,118
	BEVERAGES - 1.1%
83,167	Coca-Cola Co. (The)	3,841,484
21,448	Monster Beverage Corp. *	1,249,989
		5,091,473
	BIOTECHNOLOGY - 0.9%
13,602	Aduro Biotech, Inc. *	99,975
2,585	Alnylam Pharmaceuticals, Inc. *	226,239
8,106	Aptinyx, Inc. *	234,750
4,581	Arcus Biosciences, Inc. *	63,859
3,036	Assembly Biosciences, Inc. *	112,757
3,464	Audentes Therapeutics, Inc. *	137,140
1,100	Biogen, Inc. *	388,641
9,767	Biohaven Pharmaceutical Holding Co. Ltd. *	366,751
1,880	BlueBird Bio, Inc. *	274,480
3,100	Calithera Biosciences, Inc. *	16,275
1,097	Celgene Corp. *	98,171
3,300	Clearside Biomedical, Inc. *	20,295
2,174	Five Prime Therapeutics, Inc. *	30,262
9,756	Forty Seven, Inc. *	145,560
14,950	GlycoMimetics, Inc. *	215,280
2,656	Incyte Corp. *	183,476
11,133	Karyopharm Therapeutics, Inc. *	189,595
1,870	Loxo Oncology, Inc. *	319,452
2,668	Neon Therapeutics, Inc. *	22,785
10,854	Otonomy, Inc. *	29,848
4,524	Radius Health, Inc. *	80,527
346	Regeneron Pharmaceuticals, Inc. *	139,798
15,838	Rigel Pharmaceuticals, Inc. *	50,840
5,577	Seattle Genetics, Inc. *	430,098
1,675	Spark Therapeutics, Inc. *	91,371
11,684	Syndax Pharmaceuticals, Inc. *	94,407
		4,062,632

	BUILDING MATERIALS - 0.1%
308	Martin Marietta Materials, Inc.	56,041
2,038	Vulcan Materials Co.	226,626
		282,667
	CHEMICALS - 1.4%
8,746	Cabot Corp.	548,549
9,138	Celanese Corp.	1,041,732
23,691	DowDuPont, Inc.	1,523,568
6,820	FMC Corp.	594,568
12,264	PPG Industries, Inc.	1,338,370
6,077	Praxair, Inc.	976,756
4,168	Westlake Chemical Corp.	346,402
		6,369,945
	COMMERCIAL SERVICES - 2.0%
5,587	Equifax, Inc.	729,495
5,901	FleetCor Technologies, Inc. *	1,344,484
16,305	Global Payments, Inc.	2,077,257
23,535	IHS Markit Ltd. *	1,269,949
18,057	PayPal Holdings, Inc. *	1,586,127
3,422	Total System Services, Inc.	337,888
9,623	TransUnion	708,060
11,544	TriNet Group, Inc. *	650,158
3,723	WEX, Inc. *	747,429
		9,450,847
	COMPUTERS - 2.6%
2,435	Accenture PLC - Cl. A	414,437
48,844	Apple, Inc.	11,026,045
20,603	Genpact Ltd.	630,658
		12,071,140
	COSMETICS/PERSONAL CARE - 0.6%
97,725	Coty, Inc.	1,227,426
26,138	Unilever NV - ADR	1,451,966
		2,679,392
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
4,900	Air Lease Corp.	224,812
2,238	Alliance Data Systems Corp.	528,526
14,760	American Express Co.	1,571,792
44,285	Blucora, Inc. *	1,782,471
18,781	Cohen & Steers, Inc.	762,696
25,189	OneMain Holdings, Inc. *	846,602
20,362	Raymond James Financial, Inc.	1,874,322
35,592	TD Ameritrade Holding Corp.	1,880,325
25,855	Visa, Inc. - Cl. A	3,880,577
		13,352,123
	ELECTRIC - 2.4%
16,092	Avangrid, Inc.	771,289
30,075	Edison International	2,035,476
32,308	Exelon Corp.	1,410,567
13,101	NextEra Energy, Inc.	2,195,728
46,895	NRG Energy, Inc.	1,753,873
18,029	PG&E Corp.	829,514
17,809	Sempra Energy	2,025,774
		11,022,221

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
7,780	AMETEK, Inc.	615,554

	ELECTRONICS - 0.6%
147,645	Flex Ltd. *	1,937,102
9,529	Fortive Corp.	802,342
		2,739,444
	ENGINEERING & CONSTRUCTION - 0.0% **
2,723	Jacobs Engineering Group, Inc.	208,310

	ENTERTAINMENT - 0.0% **
4,668	Cinemark Holdings, Inc.	187,654

	ENVIRONMENTAL CONTROL - 0.1%
13,112	Pentair PLC	568,405

	FOOD - 1.4%
12,698	Fresh Del Monte Produce, Inc.	430,335
10,688	Hormel Foods Corp.	421,107
52,550	Hostess Brands, Inc. *	581,729
6,040	McCormick & Co., Inc.	795,770
21,746	Post Holdings, Inc. *	2,131,978
13,104	Sysco Corp.	959,868
35,118	US Foods Holding Corp. *	1,082,337
		6,403,124
	FOREST PRODUCTS & PAPER - 0.2%
19,407	International Paper Co.	953,854

	HEALTHCARE-PRODUCTS - 3.3%
32,401	Abbott Laboratories	2,376,937
15,659	Baxter International, Inc.	1,207,152
88,104	Boston Scientific Corp. *	3,392,004
15,972	Danaher Corp.	1,735,518
40,445	Medtronic PLC	3,978,575
11,396	Thermo Fisher Scientific, Inc.	2,781,536
		15,471,722
	HEALTHCARE-SERVICES - 1.7%
10,519	HCA Healthcare, Inc.	1,463,403
24,669	UnitedHealth Group, Inc.	6,562,941
		8,026,344
	HOME BUILDERS - 0.1%
9,888	Installed Building Products, Inc. *	385,632

	INSURANCE - 2.9%
4,420	Allstate Corp. (The)	436,254
39,707	American International Group, Inc.	2,114,001
11,181	Assurant, Inc.	1,206,989
37,457	Assured Guaranty Ltd.	1,581,809
29,522	Athene Holding Ltd. *	1,525,106
17,636	Hartford Financial Services Group, Inc. (The)	881,095
20,608	Marsh & McLennan Cos., Inc.	1,704,694
27,979	MetLife, Inc.	1,307,179
43,325	MGIC Investment Corp. *	576,656
9,265	Prudential Financial, Inc.	938,730
14,600	Trupanion, Inc.	521,658
18,806	Voya Financial, Inc.	934,094
		13,728,265

	INTERNET - 6.9%
7,609	Alphabet, Inc. - Cl. A *	9,184,672
6,172	Amazon.com, Inc. *	12,362,516
22,390	eBay, Inc. *	739,318
15,624	Etsy, Inc. *	802,761
10,794	Expedia Group, Inc.	1,408,401
15,241	Facebook, Inc. - Cl. A *	2,506,535
19,353	GoDaddy, Inc. *	1,613,847
3,250	Netflix, Inc. *	1,215,922
1,844	Spotify Technology SA *	333,451
14,126	Wayfair, Inc. *	2,085,986
		32,253,409
	IRON/STEEL - 0.1%
998	ArcelorMittal - ADR *	30,798
6,252	Steel Dynamics, Inc.	282,528
		313,326
	LODGING - 0.4%
17,767	Hilton Worldwide Holdings, Inc.	1,435,218
14,468	MGM Resorts International	403,802
		1,839,020
	MACHINERY-CONTRUCTION & MINING - 0.2%
6,558	Caterpillar, Inc.	1,000,029

	MACHINERY-DIVERSIFIED - 0.2%
2,309	AGCO Corp.	140,364
5,765	Deere & Co.	866,652
		1,007,016
	MEDIA - 1.7%
6,690	Charter Communications, Inc. *	2,180,137
108,316	Comcast Corp.	3,835,470
14,701	Liberty Media Corp-Liberty Formula One *	546,730
6,743	New York Times Co. (The)	156,100
11,117	Twenty-First Century Fox, Inc.	515,051
11,351	Viacom, Inc.	383,210
4,661	Walt Disney Co. (The)	545,057
		8,161,755
	MINING - 0.1%
6,783	Alcoa Corp. *	274,033
8,599	Freeport-McMoRan, Inc.	119,698
2,055	Southern Copper Corp.	88,653
		482,384
	MISCELLANEOUS MANUFACTURING - 0.9%
6,853	3M Co.	1,443,996
11,030	Eaton Corp. PLC	956,632
99,176	General Electric Co.	1,119,697
5,653	Illinois Tool Works, Inc.	797,751
		4,318,076
	OIL & GAS - 2.8%
6,234	Andeavor	956,919
7,198	Cabot Oil & Gas Corp.	162,099
22,720	Chevron Corp.	2,778,202
5,624	Concho Resources, Inc. *	859,066
4,916	Diamondback Energy, Inc.	664,594
33,732	Encana Corp.	442,227
1,134	EOG Resources, Inc.	144,664
61,541	Exxon Mobil Corp.	5,232,216
11,917	Marathon Petroleum Corp.	953,002
19,397	Newfield Exploration Co. *	559,216
4,818	Noble Energy, Inc.	150,273
		12,902,478
	OIL & GAS SERVICES - 0.5%
30,023	Baker Hughes a GE Co.	1,015,678
29,157	Halliburton Co.	1,181,733
		2,197,411

	PACKAGING & CONTAINERS - 0.4%
17,800	Ardagh Group SA	297,082
31,667	Ball Corp.	1,393,031
		1,690,113
	PHARMACEUTICALS - 3.4%
4,678	Aerie Pharmaceuticals, Inc. *	287,931
17,855	Allergan PLC	3,401,020
23,597	Amneal Pharmaceuticals, Inc. *	523,617
58,686	AstraZeneca PLC - ADR	2,322,205
49,774	Bristol-Myers Squibb Co.	3,089,970
14,497	Coherus Biosciences, Inc. *	239,201
22,162	Dermira, Inc. *	241,566
5,400	Elanco Animal Health, Inc. *	188,406
3,722	G1 Therapeutics, Inc. *	194,623
3,700	Global Blood Therapeutics, Inc. *	140,600
3,089	Heron Therapeutics, Inc. *	97,767
13,613	Ironwood Pharmaceuticals, Inc. - Cl. A *	251,296
3,072	Jounce Therapeutics, Inc. *	19,968
7,118	Kala Pharmaceuticals, Inc. *	70,255
10,419	Momenta Pharmaceuticals, Inc. *	274,020
39,748	Mylan NV *	1,454,777
5,020	MyoKardia, Inc. *	327,304
3,910	Nektar Therapeutics *	238,354
10,783	Ra Pharmaceuticals, Inc. *	195,064
7,565	Revance Therapeutics, Inc. *	187,990
2,580	TESARO, Inc. *	100,646
73,548	Teva Pharmaceutical Industries Ltd. - ADR	1,584,224
15,851	Trevena, Inc. *	33,604
7,700	Tricida, Inc. *	235,235
		15,699,643
	PIPELINES - 0.4%
10,725	ONEOK, Inc.	727,048
24,111	TransCanada Corp.	975,531
		1,702,579
	REAL ESTATE INVESTMENT TRUSTS - 1.8%
8,253	Alexandria Real Estate Equities, Inc.	1,038,145
22,419	American Tower Corp.	3,257,481
9,569	Camden Property Trust	895,371
2,558	Equinix, Inc.	1,107,333
15,692	Outfront Media, Inc.	313,055
3,551	Public Storage	715,988
6,829	Simon Property Group, Inc.	1,207,026
		8,534,399
	RETAIL - 2.4%
7,121	Costco Wholesale Corp.	1,672,580
12,119	Freshpet, Inc. *	444,767
13,533	Lowe’s Cos, Inc.	1,553,859
16,122	McDonald’s Corp.	2,697,049
34,813	National Vision Holdings, Inc. *	1,571,459
11,694	Tapestry, Inc.	587,857
26,330	TJX Cos., Inc. (The)	2,949,487
		11,477,058

	SEMICONDUCTORS - 2.8%
106,279	Advanced Micro Devices, Inc. *			3,282,958
10,176	Broadcom, Inc. *			2,510,724
38,214	Intel Corp.			1,807,140
4,821	KLA-Tencor Corp.			490,344
16,272	Marvell Technology Group Ltd.			314,050
17,251	Micron Technology, Inc. *			780,263
5,620	NVIDIA Corp.			1,579,332
34,704	Teradyne, Inc.			1,283,354
11,380	Texas Instruments, Inc.			1,220,960
				13,269,125
	SOFTWARE - 4.2%
2,417	Adobe Systems, Inc. *			652,469
679	Atlassian Corp. PLC *			65,279
2,873	Autodesk, Inc. *			448,504
7,686	Electronic Arts, Inc. *			926,086
5,111	Guidewire Software, Inc. *			516,262
87,543	Microsoft Corp.			10,012,293
3,728	PTC, Inc. *			395,876
11,889	Salesforce.com, Inc. *			1,890,708
3,119	ServiceNow, Inc. *			610,170
2,259	Splunk, Inc. *			273,136
50,266	SS&C Technologies Holdings, Inc.			2,856,617
6,350	Workday, Inc. *			926,973
				19,574,373
	TELECOMMUNICATIONS - 1.0%
90,135	Verizon Communications, Inc.			4,812,308

	TRANSPORTATION - 0.7%
1,317	FedEx Corp.			317,120
2,786	Kirby Corp. *			229,149
7,537	Norfolk Southern Corp.			1,360,429
8,385	Union Pacific Corp.			1,365,330
				3,272,028
	TRUCKING & LEASING - 0.1%
7,532	Greenbrier Cos, Inc. (The)			452,673

	TOTAL COMMON STOCKS (Cost - $226,874,334)			297,924,371

	PREFERRED STOCK - 0.0% **
	TELECOMMUNICATIONS - 0.0% **
3,000	Verizon Communications, Inc.			76,230
	TOTAL PREFERRED STOCK (Cost - $75,000)			76,230

Principal Amount		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 3.1%
$472,312	Ajax Mortgage Loan Trust 2017-B (a) ^	3.163	9/25/2056	471,314
375,000	ALM VI Ltd. 3 Month LIBOR + 1.40% (a) ^	3.748	7/15/2026	373,238
8,493	AmeriCredit Automobile Receivables Trust 2017-1	1.510	5/18/2020	8,487
31,826	AmeriCredit Automobile Receivables Trust 2017-2	1.650	9/18/2020	31,769
250,000	Apidos CLO	3.270	7/18/2027	249,754
350,000	Apidos CLO XXII 3 Month LIBOR + 2.05% (a) ^	4.398	10/20/2027	350,109
72,074	ARI Fleet Lease Trust 2017-A (a)	1.910	4/15/2026	71,646
125,000	ARI Fleet Lease Trust 2018-A (a)	2.550	10/15/2026	124,420
140,000	ARI Fleet Lease Trust 2018-B (a)	3.220	8/16/2027	139,996
345,000	Atlas Senior Loan Fund Ltd. 3 Month LIBOR + 1.30% (a) ^	3.639	1/16/2030	345,658
320,000	Avery Point IV CLO Ltd. 3 Month LIBOR + 1.60% (a) ^	3.935	4/25/2026	320,005
300,000	Ballyrock CLO 2016-1 Ltd. 3 Month LIBOR + 1.59% (a) ^	3.929	10/15/2028	300,914
246,150	Bayview Koitere Fund Trust 2017-RT4 (a) ^	3.500	7/28/2057	243,438
152,504	Bayview Opportunity Master Fund IVa Trust 2017-SPL1 (a) ^	4.000	10/28/2064	152,841
159,114	Bayview Opportunity Master Fund IVa Trust 2017-SPL5 (a) ^	3.500	6/28/2057	158,277
115,876	Bayview Opportunity Master Fund IVb Trust 2017-SPL3 (a) ^	4.000	11/28/2053	115,673
117,515	Bayview Opportunity Master Fund IVb Trust 2017-SPL4 (a) ^	3.500	1/28/2055	116,979
325,000	BlueMountain CLO 2015-3 Ltd. 3 Month LIBOR + 1.00% (a) ^	3.348	4/20/2031	323,614
125,000	Canadian Pacer Auto Receivables Trust2017-1 (a)	2.050	3/19/2021	124,062
220,545	Cent CLO 20 Ltd. 3 Month LIBOR + 1.10% (a) ^	3.435	1/25/2026	220,575
195,688	Chesapeake Funding II LLC (a)	1.910	8/15/2029	193,655
265,000	Chesapeake Funding II LLC (a)	3.230	8/15/2030	264,767
194,348	Chesapeake Funding II LLC 1 Month LIBOR + 0.45% (a) ^	2.608	5/15/2029	194,687

187,419	Chesapeake Funding II LLC 1 Month LIBOR + 1.00% (a) ^	3.158	6/15/2028	188,029
350,000	CIFC Funding 2014-II-R Ltd. 3 Month LIBOR + 1.05% (a) ^	3.164	4/24/2030	349,021
61,366	CNH Equipment Trust 2015-C	1.660	11/16/2020	61,130
130,391	Enterprise Fleet Financing LLC (a)	1.970	1/20/2023	129,457
204,418	Enterprise Fleet Financing LLC (a)	2.130	5/22/2023	202,563
67,392	Finance of America Structured Securities Trust 2017-HB1 (a) ^	2.321	11/25/2027	67,189
114,242	First Investors Auto Owner Trust (a)	2.000	3/15/2022	113,509
19,043	First Investors Auto Owner Trust 2017-1 (a)	1.690	4/15/2021	18,997
33,317	First Investors Auto Owner Trust 2017-2 (a)	1.860	10/15/2021	34,804
280,000	Ford Credit Floorplan Master Owner Trust A	1.750	7/15/2021	277,256
100,000	Ford Credit Floorplan Master Owner Trust A (a)	2.090	3/15/2022	98,514
100,000	Ford Credit Floorplan Master Owner Trust A	2.310	2/15/2021	99,842
275,000	Galaxy XIX CLO Ltd. 3 Month LIBOR + 1.22% (a) ^	3.562	7/24/2030	275,364
175,000	GreatAmerica Leasing Receivables Funding LLC Series 2017-1 (a)	2.360	1/20/2023	172,665
100,000	GreatAmerica Leasing Receivables Funding LLC Series 2018-1 (a)	2.600	6/15/2021	99,082
100,000	GreatAmerica Leasing Receivables Funding LLC Series 2018-1 (a)	2.830	6/17/2024	98,641
250,000	KKR Clo 16 Ltd. 3 Month LIBOR + 1.49% (a) ^	3.838	1/20/2029	250,267
300,000	Madison Park Funding XI Ltd. 3 Month LIBOR + 1.16% (a) ^	3.507	7/23/2029	299,985
250,000	Madison Park Funding XV Ltd. 3 Month LIBOR + 1.50% (a) ^	3.837	1/27/2026	249,990
565,000	Madison Park Funding XVIII Ltd. 3 Month LIBOR + 1.19% (a) ^	3.537	10/21/2030	566,042
300,000	Madison Park Funding XXX Ltd. 3 Month LIBOR + 0.75% (a) ^	3.089	4/15/2029	297,217
535,000	Magnetite VII Ltd. 3 Month LIBOR +0.80% (a) ^	3.139	1/15/2028	531,861
255,000	Mercedes-Benz Master Owner Trust 2017-A 1 Month LIBOR + 0.30% (a) ^	2.458	5/16/2021	255,135
56,684	Mill City Mortgage Loan Trust 2016-1 (a) ^	2.500	4/25/2057	55,524
177,966	Mill City Mortgage Loan Trust 2017-3 (a) ^	2.750	1/25/2061	174,246
140,000	MMAF Equipment Finance LLC 2016-A (a)	2.210	12/15/2032	134,053
46,064	MMAF Equipment Finance LLC 2017-A (a)	1.730	5/18/2020	45,945
160,000	MMAF Equipment Finance LLC 2017-B (a)	2.210	10/17/2022	157,181
35,429	Nationstar HECM Loan Trust 2017-1 (a)	1.968	5/25/2027	35,361
47,547	Nationstar HECM Loan Trust 2017-2 (a) ^	2.038	9/25/2027	47,205
85,199	Nationstar HECM Loan Trust 2018-1 (a) ^	2.760	2/25/2028	85,188
195,000	OneMain Direct Auto Receivables Trust 2017-2 (a)	2.310	12/14/2021	193,930
380,000	OneMain Direct Auto Receivables Trust 2018-1 (a)	3.430	12/16/2024	379,518
100,000	OneMain Financial Issuance Trust 2016-1 (a)	3.660	2/20/2029	100,297
76,800	OneMain Financial Issuance Trust 2016-2 (a)	4.100	3/20/2028	77,155
100,000	OneMain Financial Issuance Trust 2017-1 (a)	2.370	9/14/2032	98,080
121,184	Securitized Term Auto Receivables Trust 2016-1 (a)	1.524	3/25/2020	120,716
105,000	Securitized Term Auto Receivables Trust 2017-2 (a)	2.040	4/26/2021	103,750
325,000	Shackleton 2015-VIII CLO Ltd. 3 Month LIBOR + 0.92% (a) ^	3.268	10/20/2027	324,419
176,481	Sofi Consumer Loan Program 2018-2 Trust (a)	2.930	4/26/2027	176,095
500,000	SOUND POINT CLO III-R LTD. 3 Month LIBOR + 0.95% (a) ^	3.298	4/15/2029	499,212
325,000	Sound Point Clo XII Ltd. 3 Month LIBOR + 1.66% (a) ^	4.008	10/20/2028	325,026
69,707	Springleaf Funding Trust 2015-A (a)	3.160	11/15/2024	69,713
190,000	Springleaf Funding Trust 2016-A (a)	2.900	11/15/2029	189,485
305,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T1 (a)	2.530	11/16/2048	304,968
118,400	Towd Point Mortgage Trust 2016-3 (a) ^	2.250	4/25/2056	117,592
205,830	Towd Point Mortgage Trust 2017-1 (a) ^	2.750	10/25/2056	204,896
70,941	Towd Point Mortgage Trust 2017-2 (a) ^	2.750	4/25/2057	70,767
204,326	Towd Point Mortgage Trust 2017-4 (a) ^	2.750	6/25/2057	198,524
89,871	Towd Point Mortgage Trust 2018-1 (a) ^	3.000	1/25/2058	88,321
129,924	United Auto Credit Securitization Trust 2017-1 (a)	2.400	11/12/2019	129,657
159,067	Vantage Data Centers Issuer LLC (a)	4.072	2/16/2043	159,510
105,000	Volvo Financial Equipment LLC Series 2017-1 (a)	1.920	3/15/2021	104,137
19,126	Westlake Automobile Receivables Trust 2017-1 (a)	1.780	4/15/2020	19,114
155,071	Wheels SPV 2 LLC (a)	1.880	4/20/2026	153,758
	TOTAL ASSET BACKED SECURITIES (Cost - $14,664,126)			14,575,781

	CORPORATE BONDS - 12.5%
	AEROSPACE/DEFENSE - 0.2%
100,000	BAE Systems Holdings, Inc. (a)	3.850	12/15/2025	98,098
485,000	General Dynamics Corp.	2.875	5/11/2020	483,828
100,000	Lockheed Martin Corp.	4.070	12/15/2042	97,204
50,000	Lockheed Martin Corp.	4.850	9/15/2041	53,740
125,000	Lockheed Martin Corp.	6.150	9/1/2036	152,004
150,000	United Technologies Corp.	3.950	8/16/2025	149,290
				1,034,164
	AGRICULTURE - 0.3%
670,000	BAT Capital Corp. (a)	3.557	8/15/2027	623,936
230,000	BAT International Finance PLC (a)	2.750	6/15/2020	227,601
20,000	BAT International Finance PLC (a)	3.500	6/15/2022	19,794
475,000	Imperial Brands Finance PLC (a)	3.750	7/21/2022	472,856
				1,344,187

	AIRLINES - 0.0% **
35,000	United Airlines 2018-1 Class B Pass Through Trust	4.600	3/1/2026	34,931

	AUTO MANUFACTURERS - 0.4%
315,000	Daimler Finance North America LLC (a)	2.200	5/5/2020	309,356
280,000	Daimler Finance North America LLC (a)	2.300	2/12/2021	272,698
475,000	Ford Motor Co.	3.096	5/4/2023	445,897
600,000	General Motors Financial Co., Inc.	3.700	5/9/2023	586,245
120,000	General Motors Financial Co., Inc.	3.950	4/13/2024	116,706
				1,730,902
	BANKS - 3.6%
200,000	Banco Santander SA	3.125	2/23/2023	189,813
135,000	Bank of America Corp.	2.250	4/21/2020	133,275
640,000	Bank of America Corp.	2.625	10/19/2020	632,269
160,000	Bank of America Corp.	4.200	8/26/2024	160,748
345,000	Bank of America Corp. 3 Month LIBOR + 1.37% ^	3.593	7/21/2028	328,924
380,000	Bank of New York Mellon Corp. (The) 3 Month LIBOR + 1.05% ^	3.389	10/30/2023	387,584
300,000	Banque Federative du Credit Mutuel SA (a)	2.750	10/15/2020	295,710
100,000	Barclays Bank PLC	5.140	10/14/2020	102,470
405,000	Barclays PLC	3.200	8/10/2021	397,575
150,000	BB&T Corp.	2.450	1/15/2020	148,868
350,000	BB&T Corp.	3.200	9/3/2021	347,927
200,000	BNP Paribas SA (a)	3.375	1/9/2025	189,331
435,000	BNP Paribas SA (a)	3.500	11/16/2027	400,564
305,000	BPCE SA (a)	3.500	10/23/2027	277,951
600,000	BPCE SA (a)	5.150	7/21/2024	610,217
275,000	BPCE SA (a)	5.700	10/22/2023	286,611
105,000	Capital One Financial Corp.	4.200	10/29/2025	102,605
70,000	Citigroup, Inc.	3.300	4/27/2025	67,235
300,000	Citigroup, Inc.	3.500	5/15/2023	295,099
370,000	Citigroup, Inc. 3 Month LIBOR + 1.151% ^	3.520	10/27/2028	347,893
50,000	Citigroup, Inc.	4.050	7/30/2022	50,423
55,000	Citigroup, Inc.	5.500	9/13/2025	58,593
200,000	Credit Agricole SA (a)	4.375	3/17/2025	195,598
250,000	Credit Agricole SA/London (a)	3.750	4/24/2023	245,341
250,000	Credit Agricole SA/London (a)	3.250	10/4/2024	234,290
50,000	Credit Suisse AG/New York NY	5.400	1/14/2020	51,316
285,000	Credit Suisse Group AG (a)	3.574	1/9/2023	279,299
260,000	Credit Suisse Group AG 3 Month LIBOR + 1.24% (a) ^	3.574	6/12/2024	261,469
250,000	Credit Suisse Group Funding Guernsey Ltd.	3.125	12/10/2020	247,980
395,000	Credit Suisse Group Funding Guernsey Ltd.	3.800	9/15/2022	393,106
200,000	Danske Bank A/S (a)	3.875	9/12/2023	195,887
230,000	Deutsche Bank AG/New York NY	2.700	7/13/2020	225,300
230,000	Deutsche Bank AG/New York NY	3.150	1/22/2021	224,757
345,000	Deutsche Bank AG/New York NY	4.250	10/14/2021	342,833
525,000	Discover Bank	3.100	6/4/2020	521,694
130,000	Goldman Sachs Group, Inc. (The)	2.625	4/25/2021	127,326
460,000	Goldman Sachs Group, Inc. (The) 3 Month LIBOR + 1.201% ^	3.272	9/29/2025	439,531
200,000	Goldman Sachs Group, Inc. (The)	3.500	1/23/2025	193,730

85,000	Goldman Sachs Group, Inc. (The)	4.750	10/21/2045	86,461
50,000	Goldman Sachs Group, Inc. (The)	6.750	10/1/2037	60,148
305,000	HSBC Holdings PLC	3.400	3/8/2021	304,406
200,000	HSBC Holdings PLC	3.600	5/25/2023	198,011
60,000	HSBC Holdings PLC	4.000	3/30/2022	60,734
200,000	HSBC Holdings PLC 3 Month LIBOR + 1.546% ^	4.041	3/13/2028	192,669
200,000	HSBC Holdings PLC 3 Month LIBOR + 1.535% ^	4.583	6/19/2029	200,003
250,000	Huntington Bancshares, Inc. (OH)	3.150	3/14/2021	247,834
250,000	Huntington National Bank (The)	2.400	4/1/2020	246,775
200,000	ING Groep NV	3.950	3/29/2027	191,967
400,000	JPMorgan Chase & Co.	2.950	10/1/2026	371,872
450,000	Macquarie Group Ltd. 3 Month LIBOR + 1.33% (a) ^	4.150	3/27/2024	448,106
70,000	Morgan Stanley	3.125	7/27/2026	65,216
300,000	Morgan Stanley	3.625	1/20/2027	288,082
110,000	Morgan Stanley	3.875	4/29/2024	109,500
455,000	Morgan Stanley	4.350	9/8/2026	451,490
900,000	NBK SPC Ltd. (a)	2.750	5/30/2022	866,250
400,000	PNC Bank NA	2.600	7/21/2020	397,134
50,000	PNC Financial Services Group, Inc. (The)	3.900	4/29/2024	49,750
120,000	Santander Holdings USA, Inc.	2.650	4/17/2020	118,457
75,000	Santander Holdings USA, Inc.	3.400	1/18/2023	72,325
465,000	Santander Holdings USA, Inc.	3.700	3/28/2022	459,282
200,000	Skandinaviska Enskilda Banken AB (a)	2.450	5/27/2020	197,329
350,000	State Street Corp.	3.550	8/18/2025	347,016
250,000	Synchrony Bank	3.650	5/24/2021	247,923
250,000	UBS Group Funding Switzerland AG (a)	2.950	9/24/2020	247,625
225,000	UBS Group Funding Switzerland AG (a)	3.000	4/15/2021	221,662
150,000	Wells Fargo & Co.	3.000	2/19/2025	141,989
35,000	Wells Fargo & Co.	4.100	6/3/2026	34,597
195,000	Wells Fargo & Co.	4.750	12/7/2046	194,252
				17,110,007
	BEVERAGES - 0.1%
260,000	Anheuser-Busch InBev Finance, Inc.	3.650	2/1/2026	252,641
305,000	Anheuser-Busch InBev Worldwide, Inc.	3.500	1/12/2024	301,825
55,000	Anheuser-Busch InBev Worldwide, Inc.	3.750	7/15/2042	47,643
60,000	Anheuser-Busch InBev Worldwide, Inc.	4.375	4/15/2038	57,738
				659,847
	BIOTECHNOLOGY - 0.2%
740,000	Amgen, Inc.	2.650	5/11/2022	718,675
130,000	Biogen, Inc.	2.900	9/15/2020	129,327
70,000	Celgene Corp.	3.550	8/15/2022	69,790
90,000	Gilead Sciences, Inc.	2.550	9/1/2020	89,095
				1,006,887
	CHEMICALS - 0.2%
575,000	CNAC HK Synbridge Co. Ltd.	5.000	5/5/2020	578,703
300,000	Nutrien Ltd.	3.150	10/1/2022	291,720
				870,423
	COMMERCIAL SERVICES - 0.2%
500,000	ERAC USA Finance, LLC (a)	3.300	10/15/2022	490,593
355,000	Total System Services, Inc.	3.800	4/1/2021	356,214
				846,807
	COMPUTERS - 0.1%
15,000	Apple, Inc.	2.450	8/4/2026	13,833
120,000	Apple, Inc.	3.000	2/9/2024	117,640
105,000	Apple, Inc.	3.250	2/23/2026	102,632
				234,105
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
120,000	GTP Acquisition Partners I LLC (a)	2.350	6/15/2020	117,356
285,000	LeasePlan Corp NV (a)	2.875	1/22/2019	284,782
350,000	Private Export Funding Corp.	3.250	6/15/2025	348,363
155,000	Synchrony Financial	2.600	1/15/2019	154,873
15,000	Synchrony Financial	2.700	2/3/2020	14,832
205,000	Synchrony Financial	3.750	8/15/2021	203,612
				1,123,818

	ELECTRIC - 1.6%
200,000	Appalachian Power Co.	3.400	6/1/2025	195,134
510,000	Cleveland Electric Illuminating Co. (The) (a)	3.500	4/1/2028	481,029
195,000	Dominion Energy, Inc.	2.579	7/1/2020	192,378
160,000	Dominion Energy, Inc. #	2.962	7/1/2019	159,920
230,000	Dominion Energy, Inc. #	4.104	4/1/2021	231,655
175,000	Duke Energy Carolinas LLC	6.100	6/1/2037	212,145
70,000	Duke Energy Corp.	2.650	9/1/2026	63,290
225,000	Duke Energy Corp.	3.750	4/15/2024	225,525
55,000	Emera US Finance LP	2.700	6/15/2021	53,392
140,000	Entergy Louisiana LLC	3.120	9/1/2027	131,978
175,000	Eversource Energy	2.900	10/1/2024	166,139
265,000	Fortis, Inc. (Canada)	3.055	10/4/2026	243,163
28,000	Georgia Power Co.	4.300	3/15/2042	26,590
65,000	Georgia Power Co.	4.750	9/1/2040	65,432
200,000	Infraestructura Energetica Nova SAB de CV (a)	4.875	1/14/2048	173,250
200,000	Oglethorpe Power Corp.	5.250	9/1/2050	213,109
51,000	Oncor Electric Delivery Co. LLC	2.950	4/1/2025	48,965
160,000	Oncor Electric Delivery Co. LLC	4.100	6/1/2022	163,478
75,000	Pacific Gas & Electric Co.	3.400	8/15/2024	71,571
10,000	Pacific Gas & Electric Co.	4.300	3/15/2045	9,153
65,000	Pacific Gas & Electric Co.	4.750	2/15/2044	63,257
60,000	Pacific Gas & Electric Co.	5.125	11/15/2043	61,527
295,000	Pacific Gas & Electric Co.	5.400	1/15/2040	315,047
270,000	Pacific Gas & Electric Co.	5.800	3/1/2037	301,183
65,000	Pacific Gas & Electric Co.	6.250	3/1/2039	74,922
15,000	Pacific Gas & Electric Co.	6.350	2/15/2038	17,536
50,000	PPL Capital Funding, Inc.	3.500	12/1/2022	49,495
326,000	SCANA Corp.	4.125	2/1/2022	321,495
695,000	SCANA Corp.	4.750	5/15/2021	698,757
300,000	SCANA Corp.	6.250	4/1/2020	307,676
160,000	South Carolina Electric & Gas Co.	3.500	8/15/2021	160,071
190,000	South Carolina Electric & Gas Co.	4.250	8/15/2028	189,235
50,000	South Carolina Electric & Gas Co.	4.600	6/15/2043	49,630
150,000	South Carolina Electric & Gas Co.	5.100	6/1/2065	150,238
40,000	South Carolina Electric & Gas Co.	6.625	2/1/2032	47,004
45,000	Southern California Edison Co.	3.700	8/1/2025	44,707
245,000	Southern California Edison Co.	6.650	4/1/2029	287,327
225,000	Southern Co. (The)	2.750	6/15/2020	222,806
290,000	Southern Co. (The)	2.950	7/1/2023	278,578
270,000	State Grid Overseas Investment 2016 Ltd. (a)	2.750	5/4/2022	261,032
270,000	State Grid Overseas Investment 2016 Ltd. (a)	3.500	5/4/2027	257,233
				7,286,052
	FOOD - 0.2%
55,000	Kraft Heinz Foods Co.	3.000	6/1/2026	50,204
165,000	Kraft Heinz Foods Co.	4.000	6/15/2023	165,470
375,000	Kraft Heinz Foods Co.	4.375	6/1/2046	331,199
375,000	Kroger Co. (The)	2.950	11/1/2021	369,046
240,000	Sigma Alimentos SA de CV (a)	4.125	5/2/2026	230,280
				1,146,199
	GAS - 0.1%
60,000	Boston Gas Co. (a)	3.150	8/1/2027	56,629
149,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	151,664
125,000	Dominion Energy Gas Holdings LLC	3.600	12/15/2024	121,994
275,000	KeySpan Gas East Corp. (a)	2.742	8/15/2026	253,078
				583,365

	HEALTHCARE-PRODUCTS - 0.1%
325,000	Boston Scientific Corp.	3.375	5/15/2022	321,575

	HEALTHCARE-SERVICES - 0.6%
210,000	Aetna, Inc.	2.800	6/15/2023	201,213
75,000	Anthem, Inc.	3.500	8/15/2024	73,481
45,000	Anthem, Inc.	4.101	3/1/2028	44,321
90,000	Anthem, Inc.	4.375	12/1/2047	85,352
150,000	Anthem, Inc.	4.650	8/15/2044	147,592
15,000	Ascension Health	4.847	11/15/2053	16,490
191,000	Catholic Health Initiatives	2.950	11/1/2022	184,223
105,000	Catholic Health Initiatives	4.200	8/1/2023	105,734
95,000	Catholic Health Initiatives	4.350	11/1/2042	85,598
92,000	Dignity Health	3.812	11/1/2024	90,918
270,000	Dignity Health	4.500	11/1/2042	252,753
210,000	Halfmoon Parent, Inc. (a)	4.375	10/15/2028	209,388
295,000	Kaiser Foundation Hospitals	3.500	4/1/2022	295,574
50,000	Memorial Sloan-Kettering Cancer Center	5.000	7/1/2042	56,616
270,000	Mercy Health (OH)	3.555	8/1/2027	259,337
95,000	Providence St Joseph Health Obligated Group	3.930	10/1/2048	88,570
300,000	United Health Group, Inc.	2.875	3/15/2023	292,516
45,000	United Health Group, Inc.	3.350	7/15/2022	44,937
75,000	United Health Group, Inc.	3.750	7/15/2025	75,357
195,000	United Health Group, Inc.	3.850	6/15/2028	195,480
				2,805,450
	INSURANCE - 0.3%
50,000	American International Group, Inc.	4.875	6/1/2022	52,102
190,000	Berkshire Hathaway, Inc.	2.750	3/15/2023	185,564
50,000	Chubb INA Holdings, Inc.	2.300	11/3/2020	49,091
75,000	Chubb INA Holdings, Inc.	3.350	5/15/2024	73,750
250,000	Hartford Financial Services Group, Inc. (The)	5.500	3/30/2020	257,534
275,000	Jackson National Life Global Funding (a)	3.250	1/30/2024	267,267
195,000	Metropolitan Life Global Funding I (a)	2.650	4/8/2022	189,728
250,000	Metropolitan Life Global Funding I (a)	3.000	9/19/2027	233,538
150,000	Principal Financial Group, Inc.	3.400	5/15/2025	145,368
				1,453,942
	INTERNET - 0.3%
400,000	Alibaba Group Holding Ltd.	2.500	11/28/2019	397,919
270,000	Alibaba Group Holding Ltd.	3.400	12/6/2027	251,666
190,000	Amazon.com, Inc.	2.800	8/22/2024	183,316
100,000	Amazon.com, Inc.	4.250	8/22/2057	99,953
165,000	Amazon.com, Inc.	4.800	12/5/2034	180,000
215,000	Tencent Holdings Ltd. (a)	3.595	1/19/2028	203,500
				1,316,354
	LODGING - 0.0% **
225,000	Marriott International, Inc. (MD)	2.875	3/1/2021	221,606

	MEDIA - 0.4%
50,000	21st Century Fox America, Inc.	3.700	9/15/2024	50,160
175,000	Charter Communications Operating LLC	4.464	7/23/2022	177,930
45,000	Charter Communications Operating LLC	5.375	5/1/2047	42,638
15,000	Charter Communications Operating LLC	6.484	10/23/2045	16,125
138,000	Comcast Corp.	3.999	11/1/2049	122,812
15,000	Cox Communications, Inc. (a)	4.600	8/15/2047	14,028
275,000	Cox Communications, Inc. (a)	4.800	2/1/2035	256,669
15,000	Cox Communications, Inc. (a)	6.450	12/1/2036	16,364
100,000	NBCUniversal Media, LLC	2.875	1/15/2023	97,190
250,000	Sky PLC (a)	3.750	9/16/2024	249,342
375,000	Warner Media LLC	3.600	7/15/2025	359,338
475,000	Viacom, Inc.	4.250	9/1/2023	478,238
				1,880,834

	MINING - 0.1%
275,000	Glencore Finance Canada Ltd. (a)	4.250	10/25/2022	276,933

	MISCELLANEOUS MANUFACTURING - 0.1%
250,000	Siemens Financieringsmaatschappij NV (a)	2.900	5/27/2022	245,167

	OIL & GAS - 0.6%
240,000	Anadarko Petroleum Corp.	4.850	3/15/2021	246,647
200,000	BG Energy Capital PLC (a)	4.000	10/15/2021	202,788
105,000	BP Capital Markets PLC	3.245	5/6/2022	104,315
20,000	ConocoPhillips Co.	4.950	3/15/2026	21,588
130,000	Marathon Oil Corp.	2.700	6/1/2020	128,317
95,000	Petroleos Mexicanos	5.375	3/13/2022	97,850
775,000	Petroleos Mexicanos	5.500	1/21/2021	799,730
140,000	Petroleos Mexicanos (a)	6.350	2/12/2048	128,240
175,000	Petroleos Mexicanos	6.750	9/21/2047	166,983
225,000	Pioneer Natural Resources Co.	7.500	1/15/2020	236,848
180,000	Shell International Finance BV	4.125	5/11/2035	182,300
230,000	Sinopec Group Overseas Development 2015 Ltd. (a)	2.500	4/28/2020	226,270
435,000	Sinopec Group Overseas Development 2017 Ltd. (a)	3.000	4/12/2022	422,438
				2,964,314
	OIL & GAS SERVICES - 0.0% **
110,000	Schlumberger Holdings Corp. (a)	3.000	12/21/2020	109,220

	PHARMACEUTICALS - 0.8%
20,000	Allergan Funding SCS	3.450	3/15/2022	19,866
550,000	Allergan Funding SCS	3.800	3/15/2025	538,584
50,000	Allergan Funding SCS	3.850	6/15/2024	49,455
60,000	Allergan Funding SCS	4.550	3/15/2035	58,363
100,000	Allergan Sales LLC (a)	5.000	12/15/2021	103,709
275,000	Bayer US Finance LLC (a)	2.375	10/8/2019	273,176
265,000	Bayer US Finance II LLC (a)	4.250	12/15/2025	263,371
155,000	Cardinal Health, Inc.	3.079	6/15/2024	146,422
170,000	Cardinal Health, Inc.	3.200	3/15/2023	165,197
35,000	Cardinal Health, Inc.	4.500	11/15/2044	31,201
250,000	CVS Health Corp.	4.000	12/5/2023	250,515
530,000	CVS Health Corp.	4.100	3/25/2025	528,581
55,000	CVS Health Corp.	4.875	7/20/2035	55,267
195,000	CVS Health Corp.	5.125	7/20/2045	200,467
95,000	EMD Finance LLC (a)	2.950	3/19/2022	92,602
195,000	Mylan, Inc (a)	4.550	4/15/2028	189,568
100,000	Mylan, Inc (a)	5.200	4/15/2048	92,412
60,000	Mylan NV	3.950	6/15/2026	56,756
123,000	Teva Pharmaceutical Finance Co BV	3.650	11/10/2021	119,139
330,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	7/21/2023	293,846
				3,528,497
	PIPELINES - 0.3%
175,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	176,924
90,000	Energy Transfer Partners LP	7.600	2/1/2024	101,132
30,000	Energy Transfer Partners LP / Regency Energy Finance Corp.	4.500	11/1/2023	30,408
515,000	EQT Midstream Partners LP	4.750	7/15/2023	522,613
100,000	Phillips 66 Partners LP	3.605	2/15/2025	96,449
195,000	Sunoco Logistics Partners Operations LP	3.900	7/15/2026	184,991
55,000	Sunoco Logistics Partners Operations LP	4.400	4/1/2021	55,948
200,000	Western Gas Partners LP	4.000	7/1/2022	199,127
				1,367,592
	REAL ESTATE - 0.1%
425,000	WEA Finance LLC (a)	4.125	9/20/2028	421,147

	REAL ESTATE INVESTMENT TRUSTS - 0.6%
300,000	American Tower Corp.	3.450	9/15/2021	298,744
75,000	American Tower Corp.	4.400	2/15/2026	75,087
86,000	American Tower Corp.	5.000	2/15/2024	89,927
50,000	AvalonBay Communities, Inc.	2.950	9/15/2022	48,888
385,000	Brandywine Operating Partnership LP	3.950	11/15/2027	363,830
130,000	Crown Castle International Corp	3.650	9/1/2027	122,140
105,000	Crown Castle International Corp	3.800	2/15/2028	99,578
150,000	DDR Corp.	4.625	7/15/2022	153,370
75,000	HCP, Inc.	3.875	8/15/2024	73,333
200,000	HCP, Inc.	4.000	6/1/2025	196,361
155,000	SBA Tower Trust (a)	2.877	7/9/2021	152,400
50,000	SBA Tower Trust (a)	2.898	10/15/2019	49,611
255,000	SBA Tower Trust (a)	3.156	10/8/2020	251,178
155,000	SBA Tower Trust (a)	3.448	3/15/2023	152,750
260,000	Scentre Group Trust 1/Scentre Group Trust 2 (a)	2.375	11/5/2019	257,168
275,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (a)	3.250	10/5/2020	274,121
				2,658,486
	RETAIL - 0.0% **
100,000	Home Depot, Inc. (The)	2.000	6/15/2019	99,635

	SEMICONDUCTORS - 0.1%
295,000	Broadcom Corp / Broadcom Cayman Finance Ltd.	3.625	1/15/2024	286,619
170,000	Microchip Technology, Inc. (a)	3.922	6/1/2021	169,004
				455,623
	SOFTWARE - 0.2%
235,000	Microsoft Corp.	2.400	8/8/2026	216,683
335,000	Microsoft Corp.	2.875	2/6/2024	327,497
120,000	Microsoft Corp.	3.700	8/8/2046	114,777
225,000	Oracle Corp.	2.800	7/8/2021	223,234
230,000	Oracle Corp.	3.250	11/15/2027	221,309
				1,103,500
	TELECOMMUNICATIONS - 0.3%
30,000	AT&T, Inc.	3.950	1/15/2025	29,538
200,000	AT&T, Inc. (a)	4.100	2/15/2028	194,165
20,000	AT&T, Inc.	4.500	5/15/2035	18,685
150,000	Crown Castle Towers LLC (a)	3.222	5/15/2022	146,215
410,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC (a)	4.738	3/20/2025	409,816
609,000	Verizon Communications, Inc.	4.522	9/15/2048	579,144
100,000	Verizon Communications, Inc.	4.672	3/15/2055	94,011
4,000	Verizon Communications, Inc.	4.812	3/15/2039	4,032
				1,475,606
	TRANSPORTATION - 0.0% **
225,000	FedEx Corp.	8.000	1/15/2019	228,282

	TRUCKING & LEASING - 0.2%
150,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.200	7/15/2020	149,217
200,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.375	2/1/2022	197,202
345,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.950	3/10/2025	338,025
50,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	4.875	7/11/2022	51,536
				735,980
	WATER - 0.0% **
120,000	American Water Capital Corp.	2.950	9/1/2027	112,283

	TOTAL CORPORATE BONDS (Cost $60,095,432)			58,793,720

	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
	WHOLE LOAN COLLATERAL - 0.2%
78,294	Angel Oak Mortgage Trust LLC 2015-1 (a) ^	2.708	11/25/2047	77,582
140,725	COLT 2018-1 Mortgage Loan Trust (a) ^	2.930	2/25/2048	139,982
130,000	COLT 2018-3 Mortgage Loan Trust (a) ^	3.692	10/26/2048	130,231
37,130	Deephaven Residential Mortgage Trust 2017-1 (a) ^	2.725	12/26/2046	36,786
93,525	Deephaven Residential Mortgage Trust 2017-2 (a) ^	2.453	6/25/2047	91,904
88,619	Deephaven Residential Mortgage Trust 2017-3 (a) ^	2.577	10/25/2047	87,455
147,308	Deephaven Residential Mortgage Trust 2018-1 (a) ^	2.976	12/25/2057	145,958
153,071	MetLife Securitization Trust (a) ^	3.000	4/25/2055	149,966
197,864	New Residential Mortgage Loan Trust 2017-3 (a) ^	4.000	4/25/2057	198,890
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,076,196)			1,058,754

	COMMERCIAL MORTGAGE BACKED SECURITIES - 2.5%
155,000	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705	9/15/2048	155,034
185,000	BAMLL Commercial Mortgage Securities Trust 2018-PARK (a) ^	4.091	8/10/2038	188,789
195,000	CD 2017-CD4 Mortgage Trust ^	3.514	5/10/2050	191,350
525,000	Citigroup Commercial Mortgage Trust 2015-GC35	3.818	11/10/2048	527,410
87,433	COMM 2013-CCRE8 Mortgage Trust	3.334	6/10/2046	87,006
225,000	CSAIL 2015-C1 Commercial Mortgage Trust	3.505	4/15/2050	223,139
420,000	CSAIL 2015-C2 Commercial Mortgage Trust	3.504	6/15/2057	414,620
405,000	CSAIL 2015-C3 Commercial Mortgage Trust	3.718	8/15/2048	404,724
405,000	CSMC 17-LSTK A (a)	2.760	4/5/2033	398,091
195,535	Fannie Mae-Aces 1 Month LIBOR +0.400% ^	2.469	10/25/2024	195,639
78,108	Fannie Mae-Aces	2.654	4/25/2024	78,120
656,693	Fannie Mae REMICS	3.000	1/25/2045	641,526
510,147	Fannie Mae REMICS	3.000	12/25/2045	495,946
1,165,822	Fannie Mae REMICS	3.000	12/25/2054	1,132,262
392,000	Fannie Mae REMICS	3.500	2/1/2048	388,187
326,087	Fannie Mae REMICS	3.500	6/25/2044	324,440
1,151,267	Fannie Mae REMICS	3.500	1/25/2047	1,143,054
684,000	Fannie Mae REMICS	3.500	1/1/2048	681,008
465,000	Fannie Mae Multifamily Remic Trust 2015-M12 ^	2.886	5/25/2025	447,744
705,778	Freddie Mac REMICS	1.750	9/15/2042	650,371
873,186	Freddie Mac REMICS	3.000	6/15/2045	853,132
576,300	Freddie Mac REMICS	3.000	7/15/2047	561,116
105,000	FREMF 2010-K7 Mortgage Trust (a) ^	5.686	4/25/2020	107,791
75,000	FREMF 2013-K712 Mortgage Trust (a) ^	3.473	5/25/2045	74,716
45,000	FREMF 2013-K713 Mortgage Trust (a) ^	3.263	4/25/2046	44,762
300,000	GS Mortgage Securities Trust 2015-GS1	3.734	11/10/2048	299,268
100,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914	1/15/2049	100,941
100,000	SFAVE Commercial Mortgage Securities Trust 2015-5AVE (a) ^	4.144	1/5/2043	94,936
250,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148	5/15/2048	242,685
400,000	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453	7/15/2050	389,344
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $11,865,285)			11,537,151

	AGENCY MORTGAGE BACKED SECURITIES - 7.5%
	FEDERAL HOME LOAN MORTGAGE CORP. - 4.0%
18,289	Freddie Mac Gold Pool	2.500	10/1/2028	17,811
88,505	Freddie Mac Gold Pool	2.500	12/1/2031	85,445
9,685	Freddie Mac Gold Pool	3.000	9/1/2028	9,585
200,000	Freddie Mac Gold Pool +	3.000	3/15/2032	197,000
40,217	Freddie Mac Gold Pool	3.000	2/1/2043	38,553
1,834,880	Freddie Mac Gold Pool	3.000	9/1/2046	1,758,725
1,358,853	Freddie Mac Gold Pool +	3.000	11/1/2046	1,302,461
2,890,125	Freddie Mac Gold Pool	3.000	12/1/2046	2,768,378
555,864	Freddie Mac Gold Pool	3.000	12/1/2046	532,468
889,117	Freddie Mac Gold Pool	3.000	12/1/2046	851,650
358,291	Freddie Mac Gold Pool +	3.000	12/1/2046	343,416
177,305	Freddie Mac Gold Pool	3.000	1/1/2047	169,833
735,412	Freddie Mac Gold Pool	3.000	2/1/2047	704,422
205,889	Freddie Mac Gold Pool	3.000	3/1/2047	197,208
478,675	Freddie Mac Gold Pool	3.000	12/1/2047	458,211
101,167	Freddie Mac Gold Pool	3.500	11/1/2034	100,589
30,501	Freddie Mac Gold Pool	3.500	10/1/2043	30,256
1,610,000	Freddie Mac Gold Pool +	3.500	10/15/2046	1,584,341
2,404,151	Freddie Mac Gold Pool	3.500	8/1/2047	2,367,326
1,584,759	Freddie Mac Gold Pool	3.500	10/1/2047	1,560,471
2,967,177	Freddie Mac Gold Pool	3.500	9/1/2048	2,921,847
21,571	Freddie Mac Gold Pool	4.000	8/1/2044	21,816
525,000	Freddie Mac Gold Pool +	4.000	6/15/2046	530,086
175,000	Freddie Mac Gold Pool +	4.500	1/15/2046	180,578
50,000	Freddie Mac Gold Pool +	5.000	5/15/2040	52,492
50,000	Freddie Mac Gold Pool +	5.500	7/15/2039	53,211
				18,838,179

	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.9%
149,314	Fannie Mae Pool	2.470	5/1/2025	142,698
25,189	Fannie Mae Pool	2.500	4/1/2028	24,466
56,641	Fannie Mae Pool	2.500	2/1/2030	54,800
114,274	Fannie Mae Pool	2.500	6/1/2030	110,561
243,422	Fannie Mae Pool	2.500	10/1/2031	234,878
162,487	Fannie Mae Pool	2.500	12/1/2031	156,775
600,000	Fannie Mae Pool +	2.500	5/25/2032	578,625
310,000	Fannie Mae Pool	2.680	5/1/2025	299,477
400,000	Fannie Mae Pool	2.810	7/1/2025	389,151
108,529	Fannie Mae Pool	2.990	10/1/2025	106,736
15,679	Fannie Mae Pool	3.000	10/1/2028	15,511
1,475,000	Fannie Mae Pool +	3.000	3/25/2032	1,456,562
80,581	Fannie Mae Pool	3.000	7/1/2043	77,803
1,818,290	Fannie Mae Pool	3.000	1/1/2046	1,740,745
1,681,636	Fannie Mae Pool	3.000	10/1/2046	1,611,768
52,450	Fannie Mae Pool	3.090	10/1/2025	51,870
200,000	Fannie Mae Pool +	3.500	6/25/2028	200,969
2,530,000	Fannie Mae Pool	3.500	12/25/2046	2,489,678
1,067,538	Fannie Mae Pool	3.500	12/1/2047	1,051,115
100,000	Fannie Mae Pool +	4.000	12/25/2025	101,953
36,152	Fannie Mae Pool	4.000	11/1/2043	36,581
647,856	Fannie Mae Pool	4.000	1/1/2046	655,227
697,590	Fannie Mae Pool	4.000	2/1/2046	705,520
675,000	Fannie Mae Pool +	4.500	12/25/2045	696,305
375,000	Fannie Mae Pool +	5.000	2/25/2040	393,633
300,000	Fannie Mae Pool +	5.500	5/25/2039	320,109
75,000	Fannie Mae Pool +	6.000	9/25/2038	81,258
				13,784,774
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.6%
41,333	Ginnie Mae II Pool	3.000	12/20/2042	40,338
45,107	Ginnie Mae II Pool	3.500	7/20/2043	45,151
16,873	Ginnie Mae II Pool	4.000	12/20/2044	17,278
2,125,000	Ginnie Mae II Pool	4.000	8/20/2046	2,160,528
350,000	Ginnie Mae II Pool +	4.500	2/20/2045	361,648
50,000	Ginnie Mae I Pool +	5.000	9/15/2040	52,000
100,000	Ginnie Mae II Pool +	5.000	3/20/2041	104,375
				2,781,318

	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $36,349,017)			35,404,271

	MUNICIPAL SECURITIES - 1.0%
115,000	Bay Area Toll Authority	7.043	4/1/2050	168,467
90,000	Chicago O’Hare International Airport	6.395	1/1/2040	115,618
190,000	Chicago Transit Authority	6.300	12/1/2021	198,479
320,000	Chicago Transit Authority	6.899	12/1/2040	406,759
315,000	County of Sacramento CA	5.730	8/15/2023	333,339
190,000	Kansas Development Finance Authority	4.927	4/15/2045	204,096
135,000	Kansas Development Finance Authority	5.371	5/1/2026	143,049
120,000	Long Island Power Authority	3.883	9/1/2024	119,521
100,000	Metropolitan Transportation Authority	6.814	11/15/2040	131,852
146,000	Municipal Electric Authority of Georgia	6.637	4/1/2057	172,219
70,000	Municipal Electric Authority of Georgia	6.655	4/1/2057	82,849
85,000	New Jersey Economic Development Authority	3.882	6/15/2019	85,341
525,000	New York State Urban Development Corp	2.100	3/15/2022	514,411
35,000	Port Authority of New York & New Jersey	4.810	10/15/2065	38,201
120,000	Regents of the University of California Medical Center Pooled Revenue	6.548	5/15/2048	157,145
20,000	Regents of the University of California Medical Center Pooled Revenue	6.583	5/15/2049	26,219
120,000	San Jose Redevelopment Agency Successor Agency	3.375	8/1/2034	111,152
265,000	State of California	7.350	11/1/2039	372,163
25,000	State of California	7.600	11/1/2040	37,156
410,000	State of Connecticut	2.990	1/15/2023	398,077
675,000	State of Illinois	5.100	6/1/2033	647,831
35,000	University of California	3.931	5/15/2045	33,839
	TOTAL MUNICIPAL SECURITIES (Cost - $4,468,991)			4,497,783

	SOVEREIGN DEBT - 0.7%
320,000	Export-Import Bank of Korea	1.750	5/26/2019	317,532
204,000	Japan Bank for International Cooperation	2.125	6/1/2020	200,839
272,000	Japan Bank for International Cooperation	2.250	2/24/2020	269,212
655,000	Qatar Government International Bond (a)	2.375	6/2/2021	636,699
200,000	Qatar Government International Bond (a)	3.875	4/23/2023	201,400
200,000	Qatar Government International Bond (a)	5.103	4/23/2048	208,000
825,000	Qatar Government International Bond (a)	5.250	1/20/2020	846,335
330,000	Saudi Government International Bond (a)	2.875	3/4/2023	318,714
200,000	Saudi Government International Bond (a)	4.000	4/17/2025	200,100
	TOTAL SOVEREIGN DEBT (Cost - $3,210,693)			3,198,831

	U.S. TREASURY SECURITIES - 4.2%
230,000	United States Treasury Bond	2.500	2/15/2046	200,729
805,000	United States Treasury Bond	2.500	5/15/2046	701,985
525,000	United States Treasury Bond	2.750	2/15/2028	511,855
910,000	United States Treasury Bond	2.750	8/15/2047	833,396
235,000	United States Treasury Bond	2.875	5/15/2028	231,457
690,000	United States Treasury Bond	3.000	11/15/2044	666,039
765,000	United States Treasury Bond	3.000	5/15/2047	736,791
440,000	United States Treasury Bond	3.000	2/15/2048	423,448
525,000	United States Treasury Bond	3.125	5/15/2048	518,007
4,315,000	United States Treasury Inflation Index Note	0.375	1/15/2027	4,297,116
1,689,176	United States Treasury Inflation Index Note	0.500	1/15/2028	1,655,930
485,000	United States Treasury Note	1.250	3/31/2021	466,301
200,000	United States Treasury Note	1.625	8/31/2022	190,406
235,000	United States Treasury Note	1.750	12/31/2020	229,419
450,000	United States Treasury Note	1.750	6/30/2022	431,455
75,000	United States Treasury Note	2.000	11/30/2020	73,673
3,815,000	United States Treasury Note	2.500	2/15/2045	3,341,254
470,000	United States Treasury Note	2.625	6/30/2023	463,317
1,372,000	United States Treasury Note	2.750	11/15/2047	1,255,970
545,000	United States Treasury Note	2.875	8/15/2045	513,194
315,000	United States Treasury Note	3.000	8/15/2048	303,151
1,580,000	United States Treasury Note	3.375	5/15/2044	1,629,190
5,000	United States Treasury Note	3.625	8/15/2043	5,365
5,000	United States Treasury Note	3.750	11/15/2043	5,475
	TOTAL U.S. TREASURY SECURITIES (Cost - $20,510,449)			19,684,923

Shares
	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUND - 3.1%

14,448,571	Fidelity Investments Money Market - Government Portfolio, Institutional Class to yield 1.92% (b)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,448,571)			14,448,571

	TOTAL INVESTMENTS - 98.4% (Cost - $393,638,094)			$461,200,386
	OTHER ASSETS LESS LIABILITIES - NET - 1.6%			7,634,709
	TOTAL NET ASSETS - 100.0%			$468,835,095

+	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

*	Non-income producing security.

**	Represents less than 0.1%

^	Variable rate security.

Benchmark	Rate
1 Month LIBOR	2.260%
3 Month LIBOR	2.398%

#	Step coupon.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2018, these securities amounted to $35,788,744 or 7.6% of net assets.

(b)	Money market rate shown represents the rate at September 30, 2018.

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

SHORT FUTURES CONTRACTS

	Number of				Unrealized
Description	Contracts	Expiration Date	Counterparty	Notional Amount	Appreciation
US 10 Year Ultra Future	63	12/19/2018	Credit Suisse	$7,938,000	$109,191
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS

LONG FUTURES CONTRACTS

	Number of				Unrealized
Description	Contracts	Expiration Date	Counterparty	Notional Amount	Depreciation
US 5 Year Future	72	12/31/2018	Credit Suisse	$8,098,313	$(57,875)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio

PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 56.1%
	DEBT FUNDS - 37.3%
42	iShares Core U.S. Aggregate Bond ETF	$4,432
120	iShares Short-Term Corporate Bond ETF	6,219
		10,651

	EQUITY FUNDS - 18.8%
11	iShares Core MSCI Emerging Markets ETF	570
4	iShares Core S&P 500 ETF	1,171
17	iShares MSCI EAFE Value ETF	883
8	iShares Russell 2000 ETF	1,348
12	iShares S&P 500 Value ETF	1,390
		5,362

	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,348)	16,013

	VARIABLE INSURANCE TRUSTS - 41.8%
	DEBT FUNDS - 23.1%
118	American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund - Class I	1,401
117	BlackRock High Yield VI Fund - Class I	849
346	MFS Total Return Bond Series - Initial Shares	4,359
		6,609

	EQUITY FUNDS - 18.7%
79	American Funds Insurance Series® - Blue Chip Income and Growth Fund - Class I	1,150
25	MFS Growth Series - Initial Shares	1,386
90	MFS VIT III Mid Cap Value Portfolio - Initial Shares	788
10	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares	880
474	Oppenheimer International Growth Fund - Non-Service Shares	1,129
		5,333

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $11,615)	11,942

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
629	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $629)	629

	TOTAL INVESTMENTS - 100.1% (Cost - $27,592)	$28,584
	LIABILITIES LESS OTHER ASSETS - NET - (0.1)%	(37)
	TOTAL NET ASSETS - 100.0%	$28,547

ETF - Exchange Traded Fund

(a)	Money market rate shown represents the rate at September 30, 2018.

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 58.6%
	DEBT FUNDS - 15.7%
13	iShares Core U.S. Aggregate Bond ETF	$1,372
35	iShares Short-Term Corporate Bond ETF	1,814
		3,186
	EQUITY FUNDS - 42.9%
9	iShares Core MSCI EAFE ETF	577
14	iShares Core MSCI Emerging Markets ETF	725
8	iShares Core S&P 500 ETF	2,342
28	iShares MSCI EAFE Value ETF	1,454
11	iShares Russell 2000 ETF	1,854
15	iShares S&P 500 Value ETF	1,738
		8,690

	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,751)	11,876

	VARIABLE INSURANCE TRUSTS - 39.9%
	DEBT FUNDS - 5.8%
50	American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund - Class I	593
46	MFS Total Return Bond Series - Initial Shares	575
		1,168

	EQUITY FUNDS - 34.1%
111	American Funds Insurance Series® - Blue Chip Income and Growth Fund - Class 1	1,619
32	MFS Growth Series - Initial Shares	1,759
127	MFS VIT III Mid Cap Value Portfolio - Initial Shares	1,110
12	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares	1,038
585	Oppenheimer International Growth Fund - Non-Service Shares	1,392
		6,918

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $7,603)	8,086

	SHORT-TERM INVESTMENT - 1.8%
	MONEY MARKET FUND - 1.8%
363	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $363)	363

	TOTAL INVESTMENTS - 100.3% (Cost - $18,717)	$20,325
	LIABILITIES LESS OTHER ASSETS - NET - (0.3)%	(59)
	TOTAL NET ASSETS - 100.0%	$20,266

ETF - Exchange Traded Fund

(a)	Money market rate shown represents the rate at September 30, 2018.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value, as discussed in more detail below.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the “Underlying Fund” or “Underlying Funds”). Each Underlying Fund is valued at its respective net asset values as reported by such investment company. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each Underlying Fund’s board(s) of trustees.

Exchange-Traded Funds – The Portfolios may invest in passive exchange-traded funds (“ETFs”). An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolios may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, an ETF has fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Illiquid Securities – The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the valuation procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Global Atlantic Investment Advisors, LLC (the “Adviser”) and/or Sub-Adviser. The Fair Value Committee may also include the Trust’s Chief Compliance Officer and may enlist third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for each Portfolio’s investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$228,650,871	$—	$—	$228,650,871
Short Term Investment	12,250	—	—	12,250
Total	$228,663,121	$—	$—	$228,663,121

Global Atlantic Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$87,115,301	$—	$—	$87,115,301
Short Term Investment	9,246	—	—	9,246
Total	$87,124,547	$—	$—	$87,124,547

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$256,685,640	$—	$—	$256,685,640
Short Term Investment	26,232	—	—	26,232
Total	$256,711,872	$—	$—	$256,711,872

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$211,191,939	$—	$—	$211,191,939
Asset Backed Securities	—	18,066,226	—	18,066,226
Corporate Bonds	—	25,631,467	—	25,631,467
Municipal Bond	—	86,636	—	86,636
Term Loans	—	4,140,105	—	4,140,105
Mortgage Backed Securities	—	17,243,784	—	17,243,784
Commercial Mortgage Obligation	—	268,801	—	268,801
Sovereign Debt	—	678,873	—	678,873
U.S. Treasury Securities	—	8,852,294	—	8,852,294
Short Term Investment	6,736,769	—	—	6,736,769
Total	$217,928,708	$74,968,186	$—	$292,896,894

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$23,522	$—	$—	$23,522
Swap Contracts	—	1,821	—	1,821
Forward Foreign Currency Contracts	—	47,186	—	47,186
Total	$23,522	$49,007	$—	$72,529

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,714,133	$—	$—	$12,714,133
U.S. Treasury Note	—	13,309,827	—	13,309,827
Short Term Investment	6,683,848	—	—	6,683,848
Total	$19,397,981	$13,309,827	$—	$32,707,808

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$36,360	$—	$—	$36,360
Total	$36,360	$—	$—	$36,360

Global Atlantic Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$464,318,550	$—	$—	$464,318,550
Short Term Investment	2,977	—	—	2,977
Total	$464,321,527	$—	$—	$464,321,527

Global Atlantic Moderate Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$145,092,545	$—	$—	$145,092,545
Short Term Investment	19,768	—	—	19,768
Total	$145,112,313	$—	$—	$145,112,313

Global Atlantic Motif Technological Innovations Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$184,715	$—	$—	$184,715
Money Market Fund	835	—	—	835
Total	$185,550	$—	$—	$185,550

Global Atlantic PIMCO Tactical Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,040,393	$—	$—	$8,040,393
Asset Backed Securities	—	1,158,280	—	1,158,280
Corporate Bonds	—	2,319,444	—	2,319,444
Mortgage Backed Securities	—	5,925,000	—	5,925,000
Collateralized Mortgage Obligation	—	274,733	—	274,733
Commercial Mortgage Backed Securities	—	57,029	—	57,029
U.S. Treasury Securities	—	11,637,354	—	11,637,354
Purchased Options	158,160	—	—	158,160
Short Term Investment	699,276	1,394,139	—	2,093,415
Forward Foreign Currency Contracts	—	2,360	—	2,360
Futures Contracts	46,424	—	—	46,424
Total	$8,944,253	$22,768,339	$—	$31,712,592

Liabilities	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities - Short	$—	$52,486	$—	$52,486
Options Written on Futures Contracts	$1,094	$—	$—	1,094
Swap Contracts	—	269,771	—	269,771
Total	$1,094	$322,257	$—	$323,351

Global Atlantic Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,954,985	$—	$—	$20,954,985
Variable Insurance Trusts	95,374,181	—	—	95,374,181
Short Term Investment	61,614	—	—	61,614
Total	$116,390,780	$—	$—	$116,390,780

Global Atlantic Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$297,924,371	$—	$—	$297,924,371
Preferred Stock	—	76,230	—	76,230
Asset Backed Securities	—	14,575,781	—	14,575,781
Corporate Bonds	—	58,793,720	—	58,793,720
Collateralized Mortgage Obligation	—	1,058,754	—	1,058,754
Commercial Mortgage Backed Securities	—	11,537,151	—	11,537,151
Mortgage Backed Securities	—	35,404,271	—	35,404,271
Municipal Securities	—	4,497,783	—	4,497,783
Sovereign Debt	—	3,198,831	—	3,198,831
U.S. Treasury Securities	—	19,684,923	—	19,684,923
Futures Contracts	51,316	—	—	51,316
Short Term Investment	14,448,571	—	—	14,448,571
Total	$312,424,258	$148,827,444	$—	$461,251,702

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,013	$—	$—	$16,013
Variable Insurance Trusts	11,942	—	—	11,942
Short Term Investment	629	—	—	629
Total	$28,584	$—	$—	$28,584

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,876	$—	$—	$11,876
Variable Insurance Trusts	8,086	—	—	8,086
Short Term Investment	363	—	—	363
Total	$20,325	$—	$—	$20,325

*	Cumulative net appreciation/(depreciation) on futures contracts and forward foreign exchange contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers between levels for any Portfolio, except the Global Atlantic Select Advisor Managed Risk Portfolio, Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio and Global Atlantic Wilshire Dynamic Growth Allocation Portfolio. Transfers that were made into Level 2 represent securities being fair valued using observable inputs, per the Valuation Policy. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 securities at the end of the reporting period.

Global Atlantic Select Advisor Managed Risk Portfolio
	Variable Insurance Trusts	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(57,987,169)	(57,987,169)
Net Transfer In/Out of Level 2	$(57,987,169)	$(57,987,169)

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio
	Variable Insurance Trusts	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(7,547)	(7,547)
Net Transfer In/Out of Level 2	$(7,547)	$(7,547)

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio
	Variable Insurance Trusts	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(3,983)	(3,983)
Net Transfer In/Out of Level 2	$(3,983)	$(3,983)

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

Options Transactions – The Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the stocks included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and the Global Atlantic PIMCO Tactical Allocation Portfolio are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter (“OTC”) swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” (i.e., the return or increase in value of a particular dollar amount invested in a “basket” of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

The notional value and unrealized appreciation/(depreciation) of the derivative instruments outstanding as of September 30, 2018, as disclosed in the Portfolios of Investments, serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’

operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio’s investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio estimates the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio or an Underlying Fund. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Adviser, Sub-Adviser and/or Underlying Fund manager, as applicable, or the rating agencies than such securities actually do.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter (“OTC”) derivative instruments deemed to be “swaps.” The Commodity Futures Trading Commission (“CFTC”) has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio’s ability to achieve its investment result.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down.

A Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. In response to the financial crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. The Federal Reserve has since reduced its market support activities and has recently started raising interest rates. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental support could negatively affect the markets generally and increase market volatility. These and other changes in market conditions could reduce the value and liquidity of the securities in which a Portfolio invests. This environment could make identifying investment risks and opportunities especially difficult.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semi-Annual or Annual Report.

Aggregate Tax Unrealized Appreciation and Depreciation – At September 30, 2018 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation/(depreciation) of securities, are as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	Depreciation	(Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	$215,424,646	$15,304,751	$(2,066,276)	$13,238,475
Global Atlantic Balanced Managed Risk Portfolio	77,191,914	10,544,643	(612,010)	9,932,633
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	252,240,651	4,471,221	—	4,471,221
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	232,641,563	66,279,345	(6,024,014)	60,255,331
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	30,881,458	2,012,503	(186,153)	1,826,350
Global Atlantic Growth Managed Risk Portfolio	376,257,135	89,157,998	(1,093,606)	88,064,392
Global Atlantic Moderate Growth Managed Risk Portfolio	123,842,148	21,975,912	(705,747)	21,270,165
Global Atlantic Motif Technological Innovations Portfolio	117,180	71,369	(2,999)	68,370
Global Atlantic PIMCO Tactical Allocation Portfolio	30,875,892	1,497,422	(763,086)	734,336
Global Atlantic Select Advisor Managed Risk Portfolio	101,130,611	16,428,620	(1,168,451)	15,260,169
Global Atlantic Wellington Research Managed Risk Portfolio	394,730,512	77,444,458	(10,974,584)	66,469,874
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio	27,601	1,528	(545)	983
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio	18,991	1,381	(47)	1,334

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By (Signature and Title)

/s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., President

Date 11/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., President

Date 11/28/2018

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Treasurer

Date 11/28/2018